UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: July 31, 2017

Date of reporting period: January 31, 2017

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT
January 31, 2017

O’Shaughnessy All Cap Core Fund
Class A Shares – OFAAX
Class C Shares – OFACX
Class I Shares – OFAIX

O’Shaughnessy Enhanced Dividend Fund
Class I Shares – OFDIX

O’Shaughnessy Market Leaders Value Fund
Class I Shares – OFVIX

O’Shaughnessy Small Cap Value Fund
Class I Shares – OFSIX

O’Shaughnessy Small/Mid Cap Growth Fund
Class I Shares – OFMIX

O’Shaughnessy Mutual Funds

All Cap Core Fund

For the six month fiscal period ended January 31, 2017, Class A shares of the O’Shaughnessy All Cap Core Fund (the “All Cap Core Fund”) returned +5.18% (with the effect of sales charges) and +10.98% (without the effect of sales charges). Class C shares of the All Cap Core Fund returned +10.57% and Class I shares returned +11.22%, outperforming the Russell 3000® Index which returned +6.61% and the S&P 500® Index (“S&P 500”) which returned +5.96% for the same period.

An overweight exposure to our value theme was the primary driver of performance. Other contributors included an underweight to mega cap names in favor of large and mid-cap, as well as an overweight exposure to Shareholder Yield—the combination of dividends and share buybacks. An overweight exposure to the momentum theme detracted from performance.

Several positions detracted from performance, including H & R Block, Inc. and Travelers Companies, Inc. Not owning outperforming stocks, such as Bank of America Corp. and JP Morgan Chase & Co., also held back returns.  Performance was boosted, however, by several over-weights to stocks such as Quanta Services Inc., Seagate Technology plc, NVIDIA Corp., and Boeing Co.

Based on our key factors of high yield, attractive valuation, and high momentum, the All Cap Core Fund was hurt by an overweight allocation to, and security selection within, the Financials sector. Overweight allocations to Consumer Staples and Telecommunication Services, as well as security selection within Consumer Discretionary, also detracted from returns. On the positive side, underweight allocations to Health Care and Real Estate and an overweight to Industrials, as well as security selection within Information Technology and Industrials sectors, contributed to performance.

Based on our historical research, the factors that we emphasize in the All Cap Core Fund should outperform over longer holding periods, but have shorter periods of time when they are less successful. We believe the key to success with this type of strategy is patience, and we expect stocks with attractive yields, valuations and momentum to outperform in the years to come.

Enhanced Dividend Fund

For the six month fiscal period ended January 31, 2017, Class I shares of the O’Shaughnessy Enhanced Dividend Fund (the “Enhanced Dividend Fund”) returned +7.81%, outperforming the MSCI All Country World Index which returned +4.95% and underperforming the Russell 1000 Value® Index which returned +8.04% for the same period.

Dividend yield is the key stock selection factor in our Enhanced Dividend Fund and was a primary contributor to returns for the six month fiscal period ended January 31, 2017.  Other key drivers were an overweight to our value theme, and an underweight to the momentum theme.  Overall security selection contributed to returns, specifically security selection within Industrials, Materials, and Energy aided returns. Security selection within Consumer Discretionary, Information Technology, and Telecommunication Services detracted from returns.

The Enhanced Dividend Fund benefited from allocations to International Paper Co., PJSC Lukoil ADR, and MetLife Inc. all of which did well during the fiscal period ended January 31, 2017.  The main detractors from return were CenturyLink Inc., GlaxoSmithKline plc, and Kohl’s Corp., all of which underperformed.  Overall allocation effects contributed positively to returns, specifically an overweight allocation to Martials and an underweight allocation to Consumer Staples and Health Care. While an overweight allocation to Telecommunication Services detracted from returns.

Country exposures were positive contributors—an extension of a trend we had seen throughout 2016. The strategy also benefitted from an underweight to the Japanese Yen, which declined 13% on the quarter, and an overweight to the Russian Ruble, which appreciated. An overweight to the British Pound was a detractor.

Based on our historical research back to 1970, large cap, global, market-leading stocks trading at discounted valuations with high dividend yields have been very strong performers relative to the overall market in the long run.  We believe the key to success with this type of strategy is patience, and we expect stocks with attractive yields to outperform in the years to come.

Small/Mid Cap Growth Fund

For the six month fiscal period ended January 31, 2017, Class I shares of the O’Shaughnessy Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”) returned +8.34%, outperforming the Russell 2500 Growth™ Index which returned +6.06% for the same period.

O’Shaughnessy Mutual Funds

An overweight exposure to our value theme was the primary driver of performance. An overweight exposure to the momentum theme detracted from performance.

Our key factors of reasonable valuation, strong earnings growth and strong momentum, led to an underweight allocation to the Health Care sector and overweight allocations to the Financials and Consumer Staples sectors.  Those allocations within those three sectors, contributed positively to returns. While allocation effects with Consumer Staples and Information Technology detracted from returns. An overweight allocation and security selection within the Telecommunication Services sector, as well as an underweight to the Information Technology sector, detracted from returns. Security selection within Information Technology and Consumer Discretionary aided returns while security selection within Telecommunication Services and Industrials detracted from returns. Advanced Energy Industries, Inc. , Enterprise Financial Services Corp., and Chase Corp. were the largest contributors to return. Superior Industries International, Inc., Shenandoah Telecommunications Company, and Verisign, Inc. were the main detractors from return.

Based on our historical research, the factors that we emphasize in the Small/Mid Cap Growth Fund should outperform over longer holding periods, but have shorter periods of time when they lead to underperformance versus the benchmark.  We believe the key to success with this type of strategy is patience, and we expect stocks with attractive valuations and strong earnings and price momentum to potentially outperform in the years to come.

Market Leaders Value Fund

For the six month fiscal period ended January 31, 2017, Class I shares of the O’Shaughnessy Market Leaders Value Fund (the “Market Leaders Value Fund”) returned +10.89%, outperforming the Russell 1000 Value® Index which returned +8.04% for the same period.

An overweight exposure to our value theme was the primary factor driver of performance. Other contributors included an overweight allocation to the yield factor, which aided returns. An overweight exposure to the momentum theme detracted from performance.

Overall allocation effects and selection effects contributed to returns over the fiscal period. Specifically, security selection within Information Technology, Industrials, and Materials aided returns. An underweight allocation to Health Care, Real Estate, and Utilities also contributed positively to returns. The largest detractor from returns was the underweight allocation to and security selection within Financials. Several positions contributed positively to performance, including United Continental Holdings, Inc., Parker Hannifin Corp., and Lyondell Basell Industries N.V.  Yet, CenturyLink, Inc. and Michael Kors Holdings Ltd. detracted from returns.

As a result of our rebalancing process, we have increased weights to several financial stocks (e.g., Lincoln National Corp., Discover Financial Services, Ameriprise Financial, Inc.), and reduced weights to industrials (e.g., Parker-Hannifin Corp., Northrup Grumman Corp., Illinois Tool Works, Inc.).

Based on our historical research, the factors that we emphasize in the Market Leaders Value Fund should outperform over longer holding periods, but have shorter periods of time when they are less successful. We believe the key to success with this type of strategy is patience, and we expect stocks with attractive yields, valuations and quality to outperform in the years to come.

Small Cap Value Fund

For the six month fiscal period ended January 31, 2017, Class I shares of the O’Shaughnessy Small Cap Value Fund (the “Small Cap Value Fund”) returned +18.49%, outperforming the Russell 2000 Value® Index which returned +16.99% for the same period.

An overweight exposure to our value theme was the primary driver of performance. Other contributors included an underweight allocation to size and an overweight allocation to the earnings growth and financial strength factors. An overweight exposure to the momentum theme detracted from performance.

Security selection within Information Technology, Materials, and Utilities contributed positively to returns while security selection within Financials, Health Care, and Energy detracted from returns. An underweight allocation to Real Estate and an overweight allocation to Financials contributed positively to returns, while an underweight allocation to Information Technology slightly detracted from returns. Several positions detracted from performance, including Dillard’s Inc., Express Inc., and American Public Education, Inc. Performance was boosted, however, by several over-weights to stocks such as Sanmina Corp., Mercer International Inc., and Pier 1 Imports Inc.

O’Shaughnessy Mutual Funds

Based on our historical research, the factors that we emphasize in Small Cap Value fund should outperform over longer holding periods, but have shorter periods of time when they are less successful. We believe the key to success with this type of strategy is patience, and we expect stocks with attractive quality, valuations and momentum to outperform in the years to come.

Market Outlook – Enhanced Dividend

Value, a key investment theme used in our stock selection, was a significant, positive contributor on the fiscal period. This is a reversal of a trend experienced in the first half of 2016, when expensive growth-oriented stocks led the market. Shortly after the Brexit vote in late June 2016, our value theme staged a strong third quarter recovery. Further, as investors digested the perceived ramifications of a Trump administration, we witnessed dramatic outperformance of stocks with favorable valuation based on cash flows, earnings and sales. These cheap names tended to be Financials and beaten down retailers. Retailers that we own in the Enhanced Dividend Fund, such as Kohl’s Corp., Best Buy Co., Inc., and Target Corp. outperformed. Within Financials, over-weights to insurers like Manulife Financial Corp., MetLife, Inc., and Prudential Bancorp, Inc. were beneficial.

Yield had struggled as an investment factor in 2014 and 2015 due to headwinds associated with currency movements, foreign stock underperformance, and growth-oriented investment favoritism, but substantially reversed course in 2016. On the year, dividend yield outperformed by 14.8% and our exposure to it contributed significantly to strategy outperformance.

Given Enhanced Dividend’s positioning relative to its benchmark—measured by the key characteristics we use in our stock selection process—we believe the Fund is well situated for 2017.

Market Outlook – Market Leaders Value, Small Cap Value, All Cap Core and Small-Mid Cap Growth

The 2016 presidential election saw a surge in equity market returns. It also saw a reversal for many investment factors and sectors.  Valuation metrics and shareholder yield started to come into favor in Q3 of 2016, but accelerated in the market for the months following the election. Conversely, poor returns to strong momentum and earnings growth accelerated their slide.  Value has outperformed growth based on Russell’s definitions as well, with the Russell 1000 Value® Index outperforming the Russell 1000 Growth® Index by 4.76% after the election. For much of the past 5 years, monetary policy has been a catalyst for growth in the market with the U.S. Federal Reserve Board (the “Fed”) maintaining low rates to spur growth.  The market is now pricing in that fiscal policy from the incoming Trump cabinet and a Republican led Congress may help push growth as the Fed begins to raise rates.

Sectors had a similar transition.  Banks within the Financials sector have been surging since the election due to the prospects of reduced regulation and a raising rate environment, which should help profits from loan activity.  Utilities and Consumer Staples sectors, which tend to attract more income oriented-investors, have struggled since rising rates have increased bond yields.

O’Shaughnessy Mutual Funds

Given Market Leaders Value, Small Cap Value, All Cap Core and Small-Mid Cap Growth’s positioning relative to its benchmark—measured by the key characteristics we use in our stock selection process—we believe the Funds are well situated for 2017.

Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Investments in foreign securities involve political, economic and currency risks, greater volatility, and differences in accounting methods. Emerging markets countries involve greater risks, such as immature economic structures, national policies restricting investments by foreigners, and different legal systems. Such risks may be magnified with respect to securities of issuers in frontier emerging markets. Real estate investment trusts and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt and erratic price movements than the overall securities markets. Investments in small-and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Risks of derivatives include the possible imperfect correlation between the value of instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that instruments may not be liquid. The Market Leaders Value Fund and Small Cap Value Fund may experience higher fees and is subject to additional risks due to investments in other investment companies (including ETFs).

Diversification does not guarantee a profit or protect from loss in a declining market.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please read the Schedule of Investments for a complete list of Fund holdings.

Russel 1000 Growth® is the market-capitalization weighted index of those firms in the Russell 1000 with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 includes the largest 1000 firms in the Russell 3000, which represents approximately 98% of the investable US equity market.

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.  The Russell 2500 GrowthTM Index (“Russell 2500”) measures the performance of the small to mid-cap growth segment of the U.S. equity universe.  It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.  The Standard & Poor’s (“S&P”) 500® Index is a market-weighted index of 500

O’Shaughnessy Mutual Funds

widely held common stocks of companies chosen for market size, liquidity and current index membership.  The MSCI All Country World Index is a free-float-adjusted market capitalization index that is designed to measure the equity market performance in the global developed and emerging markets.  The Russell 1000 Value® Index (“Russell 1000”) measures the performance of the large-cap value segment of the U.S. equity universe.  It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.  You cannot invest directly in an index.

“Dividend yield” is the financial ratio that shows how much a company pays out in dividends each year relative to its share price (equal to most recent dividend payment per share (annualized) divided by price per share).

“Cash Flows” are the net amount of cash and cash-equivalents moving into and out of a business. “Price-to-Earnings Ratio” or “P/E valuation” is a ratio for valuing a company that measures its current share price relative to its per-share earnings (equal to Market Value per Share divided by Earnings per Share).

“Price-to-Book” (P/B) is a ratio used to compare a stock’s market value to its book value. It is calculated by dividing the current closing price of the stock by the latest quarter’s book value per share.

Earnings growth is not representative of the fund’s future performance.

Must be preceded or accompanied by a prospectus.

The O’Shaughnessy All Cap Core Fund, O’Shaughnessy Enhanced Dividend Fund, O’Shaughnessy Market Leaders Value Fund, O’Shaughnessy Small Cap Value, and O’Shaughnessy Small/Mid Cap Growth Fund are distributed by Quasar Distributors, LLC.

O’Shaughnessy Mutual Funds

Expense Example
at January 31, 2017 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (8/1/16 – 1/31/17).

Actual Expenses
For each class of each fund, two lines are presented in the tables below, with the first line providing information about actual account values and actual expenses. Actual net expenses are limited to 0.85%, 1.60%, and 0.60% for Class A shares, Class C shares, and Class I shares, respectively, of the All Cap Core Fund. Actual net expenses are limited to 0.99% for Class I shares of the Enhanced Dividend Fund, 0.65% for Class I shares of the Marker Leaders Value Fund, 0.99% for Class I shares of the Small Cap Value Fund, and 1.19% for Class I shares of the Small/Mid Cap Growth Fund, per the operating expenses limitation agreement. In addition, you may be assessed a fee for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each fund, the second line provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

O’Shaughnessy All Cap Core Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	8/1/16	1/31/17	8/1/16 – 1/31/17
Class A Actual	$1,000.00	$1,109.80	$4.52
Class A Hypothetical
(5% return before expenses)	$1,000.00	$1,020.92	$4.33

Class C Actual	$1,000.00	$1,105.70	$8.49
Class C Hypothetical
(5% return before expenses)	$1,000.00	$1,017.14	$8.13

Class I Actual	$1,000.00	$1,112.20	$3.19
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,022.18	$3.06

*
Expenses are equal to the Fund’s annualized expense ratio of 0.85%, 1.60%, and 0.60% for Class A, Class C, and Class I, respectively, multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

O’Shaughnessy Mutual Funds

Expense Example (Continued)
at January 31, 2017 (Unaudited)

O’Shaughnessy Enhanced Dividend Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	8/1/16	1/31/17	8/1/16 – 1/31/17
Class I Actual	$1,000.00	$1,078.10	$5.19
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,020.21	$5.04

*
Expenses are equal to the Fund’s annualized expense ratio of 0.99% for Class I, multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

O’Shaughnessy Market Leaders Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	8/1/16	1/31/17	8/1/16 – 1/31/17
Class I Actual	$1,000.00	$1,108.90	$3.46
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,021.93	$3.31

*
Expenses are equal to the Fund’s annualized expense ratio of 0.65% for Class I, multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

O’Shaughnessy Small Cap Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	8/1/16	1/31/17	8/1/16 – 1/31/17
Class I Actual	$1,000.00	$1,184.90	$5.45
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,020.21	$5.04

*
Expenses are equal to the Fund’s annualized expense ratio of 0.99% for Class I, multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

O’Shaughnessy Small/Mid Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	8/1/16	1/31/17	8/1/16 – 1/31/17
Class I Actual	$1,000.00	$1,083.40	$6.25
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,019.21	$6.06

*
Expenses are equal to the Fund’s annualized expense ratio of 1.19% for Class I, multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

O’Shaughnessy All Cap Core Fund

Sector Allocation of Portfolio Assets
at January 31, 2017 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Enhanced Dividend Fund

Sector Allocation of Portfolio Assets
at January 31, 2017 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Market Leaders Value Fund

Sector Allocation of Portfolio Assets
at January 31, 2017 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Small Cap Value Fund

Sector Allocation of Portfolio Assets
at January 31, 2017 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Small/Mid Cap Growth Fund

Sector Allocation of Portfolio Assets
at January 31, 2017 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy All Cap Core Fund

Schedule of Investments
at January 31, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS – 99.60%
	Aerospace & Defense – 10.07%
6,757	Boeing Co.	$1,104,229
3,085	BWX Technologies, Inc.	127,997
444	Curtiss-Wright Corp.	43,539
358	Huntington Ingalls Industries, Inc.	69,438
750	Northrop Grumman Corp.	171,810
6,859	United Technologies Corp.	752,227
		2,269,240
	Air Freight & Logistics – 0.46%
948	United Parcel Service, Inc. – Class B	103,455

	Airlines – 2.86%
9,137	United Continental Holdings, Inc.*	643,884

	Auto Components – 1.61%
1,514	LCI Industries	166,161
3,400	Superior Industries International, Inc.	78,370
1,319	Visteon Corp.*	118,143
		362,674
	Automobiles – 0.55%
1,195	Thor Industries, Inc.	123,682

	Beverages – 0.32%
795	Dr. Pepper Snapple Group, Inc.	72,504

	Biotechnology – 0.47%
644	United Therapeutics Corp.*	105,378

	Capital Markets – 0.74%
188	CME Group, Inc.	22,763
3,132	E*TRADE Financial Corp.*	117,293
306	JPMorgan Chase & Co.	25,897
		165,953
	Chemicals – 4.41%
894	Albemarle Corp.	82,820
404	Chase Corp.	35,552
1,198	H.B. Fuller Co.	59,145
5,934	LyondellBasell Industries NV – Class A#	553,464
4,516	Rayonier Advanced Materials, Inc.	61,282
3,091	Trinseo SA#	200,142
		992,405
	Commercial Banks – 4.14%
5,976	Bank of America Corp.	135,297
4,930	Fifth Third Bancorp	128,673

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at January 31, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Commercial Banks (Continued)
2,397	First Bancorp	$70,160
1,353	Lakeland Bancorp, Inc.	25,098
7,270	Macatawa Bank Corp.	74,299
1,048	PNC Financial Services Group, Inc.	126,242
812	Preferred Bank	44,993
3,281	Stock Yards Bancorp, Inc.	146,989
569	Tompkins Financial Corp.	51,523
3,070	Zions Bancorporation	129,523
		932,797
	Commercial Services & Supplies – 2.60%
2,429	Avery Dennison Corp.	177,366
3,379	LSC Communications, Inc.	88,597
4,603	Waste Management, Inc.	319,909
		585,872
	Communications Equipment – 1.90%
1,613	Cisco Systems, Inc.	49,551
359	InterDigital, Inc.	33,531
4,277	Motorola Solutions, Inc.	345,197
		428,279
	Computers & Peripherals – 3.68%
18,348	Seagate Technology PLC#	828,412

	Construction & Engineering – 5.16%
745	Argan, Inc.	54,944
30,846	Quanta Services, Inc.*	1,107,063
		1,162,007
	Consumer Finance – 3.09%
6,728	American Express Co.	513,885
12,112	Navient Corp.	182,164
		696,049
	Containers & Packaging – 0.11%
514	Bemis Co., Inc.	25,042

	Distributors – 0.10%
234	Genuine Parts Co.	22,654

	Diversified Consumer Services – 4.05%
42,527	H&R Block, Inc.	912,629

	Diversified Financial Services – 0.42%
1,337	Nasdaq, Inc.	94,312

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at January 31, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Diversified Telecommunication Services – 1.14%
837	AT&T, Inc.	$35,288
728	IDT Corp. – Class B	13,978
4,235	Verizon Communications, Inc.	207,557
		256,823
	Electronic Equipment, Instruments & Components – 3.81%
400	Coherent, Inc.*	63,092
1,678	Corning, Inc.	44,450
6,535	Sanmina Corp.*	254,538
6,662	TE Connectivity Ltd.#	495,320
		857,400
	Energy Equipment & Services – 3.03%
18,073	National Oilwell Varco, Inc.	683,340

	Food & Staples Retailing – 3.63%
15,602	Sysco Corp.	818,481

	Food Products – 1.63%
3,739	Cal-Maine Foods, Inc.	155,916
1,405	Fresh Del Monte Produce, Inc.#	80,436
372	Ingredion, Inc.	47,687
616	JM Smucker Co.	83,684
		367,723
	Health Care Equipment & Supplies – 2.65%
4,678	Baxter International, Inc.	224,123
240	C.R. Bard, Inc.	56,959
845	IDEXX Laboratories, Inc.*	103,369
1,528	Stryker Corp.	188,754
142	Teleflex, Inc.	23,818
		597,023
	Health Care Providers & Services – 0.98%
2,950	Magellan Health, Inc.*	221,102

	Hotels, Restaurants & Leisure – 6.82%
928	International Game Technology PLC#	24,508
9,045	McDonald’s Corp.	1,108,646
526	Vail Resorts, Inc.	90,230
4,769	Yum! Brands, Inc.	312,513
		1,535,897
	Household Durables – 0.16%
771	Garmin Ltd.#	37,232

	Independent Power Producers & Energy Traders – 0.21%
4,215	AES Corp.	48,220

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at January 31, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Industrial Conglomerates – 3.45%
26,155	General Electric Co.	$776,803

	Insurance – 8.51%
1,129	Assurant, Inc.	109,660
3,418	Cincinnati Financial Corp.	241,242
1,600	HCI Group, Inc.	66,176
3,768	Marsh & McLennan Companies, Inc.	256,299
1,048	Prudential Financial, Inc.	110,155
7,054	Travelers Companies, Inc.	830,820
2,303	Universal Insurance Holdings, Inc.	60,223
5,328	Unum Group	242,051
		1,916,626
	IT Services – 0.58%
941	Accenture PLC – Class A#	107,152
289	Science Applications International Corp.	23,530
		130,682
	Life Sciences Tools & Services – 0.96%
1,524	Waters Corp.*	215,875

	Machinery – 3.19%
907	Astec Industries, Inc.	63,472
1,240	Graco, Inc.	111,092
2,808	Greenbrier Companies, Inc.	122,850
1,695	Illinois Tool Works, Inc.	215,604
1,252	Lydall, Inc.*	76,372
1,562	Toro Co.	92,049
736	Xylem, Inc.	36,292
		717,731
	Media – 0.32%
841	Omnicom Group, Inc.	72,032

	Metals & Mining – 0.41%
3,356	Commercial Metals Co.	68,563
288	Reliance Steel & Aluminum Co.	22,939
		91,502
	Multi-line Retail – 0.31%
1,250	Dillard’s, Inc. – Class A	70,550

	Oil, Gas & Consumable Fuels – 0.52%
8,300	Overseas Shipholding Group, Inc. – Class A	40,753
942	Tesoro Corp.	76,161
		116,914

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at January 31, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Pharmaceuticals – 0.53%
809	Johnson & Johnson	$91,619
548	Mallinckrodt PLC*#	26,704
		118,323
	Professional Services – 0.22%
697	Insperity, Inc.	49,835

	Semiconductors & Semiconductor Equipment – 4.09%
1,894	Advanced Energy Industries, Inc.*	111,443
1,864	Alpha & Omega Semiconductor Ltd.*#	37,932
1,007	Analog Devices, Inc.	75,465
1,489	Applied Materials, Inc.	50,998
965	MKS Instruments, Inc.	63,593
4,626	NVIDIA Corp.	505,067
1,021	Texas Instruments, Inc.	77,126
		921,624
	Specialty Retail – 4.14%
3,834	Best Buy Co., Inc.	170,690
5,130	Office Depot, Inc.	22,829
44,960	Pier 1 Imports, Inc.	326,859
2,669	Signet Jewelers Ltd.#	207,301
750	Ulta Beauty, Inc.*	204,210
		931,889
	Thrifts & Mortgage Finance – 0.18%
469	Meta Financial Group, Inc.	41,202

	Tobacco – 0.31%
473	Altria Group, Inc.	33,668
521	Universal Corp.	35,428
		69,096
	Wireless Telecommunication Services – 1.08%
11,836	Spok Holdings, Inc.	243,230
	Total Common Stocks (Cost $18,379,607)	22,434,383
	Total Investments in Securities (Cost $18,379,607) – 99.60%	22,434,383
	Other Assets in Excess of Liabilities – 0.40%	89,765
	Net Assets – 100.00%	$22,524,148

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Schedule of Investments
at January 31, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS – 100.41%
	Aerospace & Defense – 3.33%
2,665	BAE Systems PLC – ADR	$78,591
2,080	Boeing Co.	339,914
		418,505
	Beverages – 0.13%
483	Coca-Cola European Partners PLC#	16,678

	Biotechnology – 0.55%
1,129	AbbVie, Inc.	68,993

	Capital Markets – 1.94%
887	Ameriprise Financial, Inc.	99,583
6,146	Credit Suisse Group AG – ADR*	93,419
3,138	UBS Group AG*#	50,553
		243,555
	Chemicals – 7.17%
1,728	BASF SE – ADR	166,890
6,411	Dow Chemical Co.	382,288
2,460	LyondellBasell Industries NV – Class A#	229,444
3,909	Mosaic Co.	122,625
		901,247
	Commercial Banks – 4.50%
4,374	Bank of Montreal#	330,806
3,991	HSBC Holdings PLC – ADR	170,017
5,299	Mitsubishi UFJ Financial Group, Inc. – ADR	33,861
8,311	Mizuho Financial Group, Inc. – ADR	30,584
		565,268
	Communications Equipment – 1.24%
5,069	Cisco Systems, Inc.	155,720

	Computers & Peripherals – 0.50%
787	Western Digital Corp.	62,748

	Containers & Packaging – 0.83%
334	Packaging Corp. of America	30,788
1,373	WestRock Co.	73,263
		104,051
	Diversified Telecommunication Services – 3.33%
16,184	CenturyLink, Inc.	418,518

	Electrical Equipment – 3.44%
7,378	Emerson Electric Co.	432,793

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Schedule of Investments (Continued)
at January 31, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Food & Staples Retailing – 0.92%
834	Koninklijke Ahold Delhaize NV – ADR	$17,735
1,469	Wal-Mart Stores, Inc.	98,041
		115,776
	Food Products – 0.84%
2,389	Archer-Daniels-Midland Co.	105,737

	Hotels, Restaurants & Leisure – 0.56%
408	Carnival PLC – ADR	22,183
653	Darden Restaurants, Inc.	47,852
		70,035
	Household Products – 1.46%
209	Kimberly-Clark Corp.	25,316
1,803	Procter & Gamble Co.	157,943
		183,259
	Insurance – 11.05%
5,212	Aegon NV – ADR	28,562
21,919	Allianz SE – ADR	371,856
6,191	MetLife, Inc.	336,852
7,253	Principal Financial Group, Inc.	414,074
418	Prudential Financial, Inc.	43,936
8,263	Swiss Re AG – ADR	193,189
		1,388,469
	IT Services – 5.87%
2,974	International Business Machines Corp.	519,022
11,144	Western Union Co.	218,200
		737,222
	Machinery – 4.25%
1,448	Caterpillar, Inc.	138,516
2,688	Cummins, Inc.	395,163
		533,679
	Media – 0.71%
2,122	Viacom, Inc. – Class B	89,421

	Metals & Mining – 2.41%
2,457	Nucor Corp.	142,727
2,759	POSCO – ADR	159,691
		302,418
	Multi-line Retail – 5.72%
8,311	Kohl’s Corp.	331,027
7,127	Macy’s, Inc.	210,532
2,754	Target Corp.	177,578
		719,137

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Schedule of Investments (Continued)
at January 31, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels – 17.18%
10,822	BP PLC – ADR	$389,376
881	Chevron Corp.	98,099
1,650	CNOOC Ltd. – ADR	207,619
37,624	Gazprom PJSC – ADR	185,674
11,628	LUKOIL PJSC – ADR	653,552
1,232	Marathon Petroleum Corp.	59,198
792	Royal Dutch Shell PLC – Class A – ADR	43,077
5,094	Total S.A. – ADR	257,553
4,033	Valero Energy Corp.	265,210
		2,159,358
	Paper & Forest Products – 5.74%
10,932	International Paper Co.	618,751
4,536	UPM-Kymmene Oyj – ADR	102,922
		721,673
	Pharmaceuticals – 5.14%
5,568	AstraZeneca PLC – ADR	151,617
3,843	GlaxoSmithKline PLC – ADR	151,068
1,203	Merck & Co., Inc.	74,574
8,459	Pfizer, Inc.	268,404
		645,663
	Semiconductors & Semiconductor Equipment – 2.73%
5,220	Intel Corp.	192,200
2,836	QUALCOMM, Inc.	151,527
		343,727
	Software – 2.03%
8,152	CA, Inc.	254,913

	Specialty Retail – 2.03%
5,729	Best Buy Co., Inc.	255,055

	Trading Companies & Distributors – 0.77%
331	Mitsui & Co., Ltd. – ADR	97,314

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Schedule of Investments (Continued)
at January 31, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Wireless Telecommunication Services – 4.04%
21,517	Mobile TeleSystems – ADR	$225,283
13,145	SK Telecom Co., Ltd. – ADR	282,618
		507,901
	Total Common Stocks (Cost $11,250,007)	12,618,833
	Total Investments in Securities (Cost $11,250,007) – 100.41%	12,618,833
	Liabilities in Excess of Other Assets – (0.41)%	(51,218)
	Net Assets – 100.00%	$12,567,615

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR – American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation

Country	% of Net Assets
United States	62.7%
Russian Federation	8.4%
United Kingdom	7.7%
Germany	4.2%
Republic of Korea	3.5%
Switzerland	2.7%
Canada	2.6%
Netherlands	2.5%
France	2.0%
Hong Kong	1.6%
Japan	1.3%
Finland	0.8%
100.0%

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Market Leaders Value Fund

Schedule of Investments
at January 31, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS – 98.43%
	Aerospace & Defense – 7.48%
4,336	Boeing Co.	$708,589
193	General Dynamics Corp.	34,948
2,260	Northrop Grumman Corp.	517,721
2,256	United Technologies Corp.	247,416
		1,508,674
	Airlines – 5.82%
8,633	American Airlines Group, Inc.	382,010
11,233	United Continental Holdings, Inc.*	791,589
		1,173,599
	Automobiles – 1.97%
10,860	General Motors Co.	397,585

	Biotechnology – 2.33%
6,478	Gilead Sciences, Inc.	469,331

	Capital Markets – 3.31%
5,950	Ameriprise Financial, Inc.	668,006

	Chemicals – 3.69%
7,980	LyondellBasell Industries NV – Class A#	744,295

	Communications Equipment – 3.80%
10,932	Juniper Networks, Inc.	292,759
5,859	Motorola Solutions, Inc.	472,880
		765,639
	Computers & Peripherals – 2.93%
5,549	NetApp, Inc.	212,638
8,378	Seagate Technology PLC#	378,267
		590,905
	Consumer Finance – 2.29%
2,685	American Express Co.	205,080
590	Capital One Financial Corp.	51,560
2,974	Discover Financial Services	206,039
		462,679
	Diversified Consumer Services – 0.54%
5,085	H&R Block, Inc.	109,124

	Diversified Financial Services – 0.72%
1,761	MSCI, Inc.	145,723

	Diversified Telecommunication Services – 2.64%
20,572	CenturyLink, Inc.	531,992

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Market Leaders Value Fund

Schedule of Investments (Continued)
at January 31, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Electrical Equipment – 1.31%
4,505	Emerson Electric Co.	$264,263

	Electronic Equipment, Instruments & Components – 4.70%
9,060	Corning, Inc.	239,999
9,516	TE Connectivity Ltd.#	707,515
		947,514
	Energy Equipment & Services – 2.72%
14,536	National Oilwell Varco, Inc.	549,606

	Food & Staples Retailing – 1.58%
10,548	Whole Foods Market, Inc.	318,761

	Food Products – 0.90%
4,124	Archer-Daniels-Midland Co.	182,528

	Health Care Providers & Services – 1.06%
2,390	Express Scripts Holding Co.*	164,623
609	HCA Holdings, Inc.*	48,890
		213,513
	Hotels, Restaurants & Leisure – 6.84%
5,779	Marriott International, Inc. – Class A	488,903
2,479	McDonald’s Corp.	303,851
3,873	Wyndham Worldwide Corp.	306,199
4,273	Yum! Brands, Inc.	280,010
		1,378,963
	Industrial Conglomerates – 0.39%
2,683	General Electric Co.	79,685

	Insurance – 10.20%
11,672	Aegon NV – ADR	63,963
6,439	Allstate Corp.	484,277
3,449	American International Group, Inc.	221,633
3,711	Hartford Financial Services Group, Inc.	180,763
4,366	Lincoln National Corp.	294,749
6,127	Travelers Companies, Inc.	721,638
2,387	XL Group Ltd.#	89,680
		2,056,703
	Machinery – 6.67%
864	Cummins, Inc.	127,017
4,815	Illinois Tool Works, Inc.	612,468
4,126	Parker-Hannifin Corp.	607,058
		1,346,543

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Market Leaders Value Fund

Schedule of Investments (Continued)
at January 31, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Media – 4.01%
5,908	CBS Corp. – Class B	$381,007
40,836	Sirius XM Holdings, Inc.	192,746
7,493	Twenty-First Century Fox, Inc. – Class A	235,130
		808,883
	Metals & Mining – 1.77%
6,711	BHP Billiton PLC – ADR	245,555
2,501	Rio Tinto PLC – ADR	112,020
		357,575
	Multi-line Retail – 5.73%
12,044	Kohl’s Corp.	479,713
6,911	Macy’s, Inc.	204,151
7,333	Target Corp.	472,832
		1,156,696
	Oil, Gas & Consumable Fuels – 3.65%
11,203	Valero Energy Corp.	736,709

	Semiconductors & Semiconductor Equipment – 2.61%
11,407	Applied Materials, Inc.	390,690
2,535	QUALCOMM, Inc.	135,445
		526,135
	Software – 0.68%
4,361	CA, Inc.	136,368

	Specialty Retail – 4.62%
5,241	Bed Bath & Beyond, Inc.	211,474
16,173	Best Buy Co., Inc.	720,022
		931,496
	Textiles, Apparel & Luxury Goods – 1.47%
6,917	Michael Kors Holdings Ltd.*#	296,117
	Total Common Stocks (Cost $17,529,330)	19,855,610
	Total Investments in Securities (Cost $17,529,330) – 98.43%	19,855,610
	Other Assets in Excess of Liabilities – 1.57%	317,232
	Net Assets – 100.00%	$20,172,842

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR – American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small Cap Value Fund

Schedule of Investments
at January 31, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS – 97.08%
	Airlines – 0.51%
497	Hawaiian Holdings, Inc.*	$25,322

	Auto Components – 1.27%
1,307	Cooper Tire & Rubber Co.	47,379
749	Dana Holding Corp.	15,085
		62,464
	Biotechnology – 0.66%
162	Five Prime Therapeutics, Inc.*	7,421
1,080	Myriad Genetics, Inc.*	17,474
3,364	PDL BioPharma, Inc.*	7,401
		32,296
	Capital Markets – 6.43%
386	Artisan Partners Asset Management, Inc. – Class A	11,175
433	Greenhill & Co., Inc.	12,795
2,305	Investment Technology Group, Inc.	46,377
3,604	Moelis & Co. – Class A	122,896
848	Piper Jaffray Companies, Inc.*	59,784
3,498	Waddell & Reed Financial, Inc. – Class A	63,139
		316,166
	Chemicals – 2.79%
3,083	Rayonier Advanced Materials, Inc.	41,836
1,470	Trinseo SA#	95,183
		137,019
	Commercial Banks – 12.04%
637	Central Pacific Financial Corp.	19,957
2,301	First Bancorp	67,350
178	First Citizens BancShares, Inc. – Class A	65,280
791	First Community Bancshares, Inc.	23,018
1,681	First Financial Corp.	81,276
1,805	First Interstate BancSystem, Inc. – Class A	74,276
2,276	Heritage Financial Corp.	58,038
1,622	Independent Bank Corp.	34,062
1,079	National Bankshares, Inc.	46,990
401	Old National Bancorp	7,118
3,103	TriCo Bancshares	114,408
		591,773
	Commercial Services & Supplies – 2.53%
6,663	ACCO Brands Corp.*	84,953
438	Ennis, Inc.	7,402
1,215	LSC Communications, Inc.	31,857
		124,212
	Communications Equipment – 0.16%
139	NETGEAR, Inc.*	7,909

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small Cap Value Fund

Schedule of Investments (Continued)
at January 31, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Construction & Engineering – 1.79%
3,416	KBR, Inc.	$58,106
772	MYR Group, Inc.*	29,699
		87,805
	Consumer Finance – 4.57%
1,175	Enova International, Inc.*	16,568
2,940	Green Dot Corp. – Class A*	78,792
2,527	Regional Management Corp.*	63,200
1,345	World Acceptance Corp.*	65,999
		224,559
	Electric Utilities – 0.59%
856	Empresa Distribuidora y Comercializadora Norte S.A. – ADR*	28,924

	Electronic Equipment, Instruments & Components – 8.53%
2,533	Benchmark Electronics, Inc.*	77,510
3,994	Celestica, Inc.*#	55,437
2,429	Insight Enterprises, Inc.*	90,189
1,373	Kimball Electronics, Inc.*	23,478
647	Methode Electronics, Inc.	27,206
3,739	Sanmina Corp.*	145,634
		419,454
	Energy Equipment & Services – 1.07%
5,036	Noble Corp. PLC*#	33,993
1,049	Rowan Companies PLC – Class A*#	18,798
		52,791
	Food & Staples Retailing – 0.10%
154	Village Super Market, Inc. – Class A	4,665

	Food Products – 1.06%
1,255	Cal-Maine Foods, Inc.	52,334

	Gas Utilities – 0.17%
145	Northwest Natural Gas Co.	8,541

	Health Care Equipment & Supplies – 0.71%
4,115	Lantheus Holdings, Inc.*	34,977

	Health Care Providers & Services – 1.90%
1,582	Kindred Healthcare, Inc.	10,520
1,106	Magellan Health, Inc.*	82,895
		93,415
	Hotels, Restaurants & Leisure – 0.17%
19	Biglari Holdings, Inc.*	8,421

	Independent Power and Renewable Electricity Producers – 0.99%
20,642	Atlantic Power Corp.*#	48,509

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small Cap Value Fund

Schedule of Investments (Continued)
at January 31, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Insurance – 15.62%
441	American National Insurance Co.	$51,416
926	Argo Group International Holdings Ltd.#	59,218
2,038	Baldwin & Lyons, Inc. – Class B	48,912
512	EMC Insurance Group, Inc.	14,925
370	Employers Holdings, Inc.	13,487
1,057	Fanhua, Inc. – ADR*	9,016
1,440	HCI Group, Inc.	59,558
476	Heritage Insurance Holdings, Inc.	6,750
299	Kansas City Life Insurance Co.	13,754
2,980	Maiden Holdings Ltd.#	52,895
150	National Western Life Group, Inc. – Class A	43,973
363	Primerica, Inc.	27,388
1,090	Selective Insurance Group, Inc.	45,453
7,640	State National Companies, Inc.	105,126
1,438	United Fire Group, Inc.	67,874
1,225	United Insurance Holdings Corp.	16,746
5,032	Universal Insurance Holdings, Inc.	131,587
		768,078
	IT Services – 0.70%
867	MoneyGram International, Inc.*	11,011
2,052	Net 1 UEPS Technologies, Inc.*	23,598
		34,609
	Life Sciences Tools & Services – 0.22%
205	INC Research Holdings, Inc. – Class A*	10,865

	Machinery – 6.72%
276	American Railcar Industries, Inc.	12,293
3,890	China Yuchai International Ltd.#	54,110
435	FreightCar America, Inc.	6,286
1,779	Greenbrier Companies, Inc.	77,831
570	Luxfer Holdings PLC – ADR	6,224
1,967	Meritor, Inc.*	28,384
8,221	Wabash National Corp.	145,101
		330,229
	Marine – 0.17%
1,568	Costamare, Inc.#	8,326

	Media – 0.19%
985	Gannett Co., Inc.	9,476

	Metals & Mining – 0.77%
4,472	Sims Metal Management Ltd. – ADR	37,623

	Multi-line Retail – 2.21%
247	Big Lots, Inc.	12,350
1,709	Dillard’s, Inc. – Class A	96,456
		108,806

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small Cap Value Fund

Schedule of Investments (Continued)
at January 31, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Multi-Utilities – 2.47%
16,537	Just Energy Group, Inc.#	$98,230
504	Unitil Corp.	23,068
		121,298
	Oil, Gas & Consumable Fuels – 4.15%
248	CVR Energy, Inc.	5,508
2,921	Hallador Energy Co.	27,457
10,810	Overseas Shipholding Group, Inc. – Class A	53,077
2,906	Renewable Energy Group, Inc.*	25,282
1,118	Rex American Resources Corp.*	92,828
		204,152
	Paper & Forest Products – 2.26%
9,298	Mercer International, Inc.	111,111

	Professional Services – 1.83%
996	Kelly Services, Inc. – Class A	22,300
2,943	Kforce, Inc.	67,689
		89,989
	Real Estate Management & Development – 1.69%
336	Marcus & Millichap, Inc.*	8,659
183	RMR Group, Inc. – Class A	8,747
12,209	Xinyuan Real Estate Co. Ltd. – ADR	65,807
		83,213
	Road & Rail – 1.53%
3,300	Swift Transportation Co.*	75,339

	Semiconductors & Semiconductor Equipment – 1.27%
1,825	Kulicke & Soffa Industries, Inc.*	32,083
1,441	Tower Semiconductor Ltd.*#	30,564
		62,647
	Software – 0.56%
3,986	KongZhong Corp. – ADR*	27,503

	Specialty Retail – 5.05%
6,038	Express, Inc.*	64,184
639	Genesco, Inc.*	38,468
877	Kirkland’s, Inc.*	12,173
9,910	Office Depot, Inc.	44,099
12,278	Pier 1 Imports, Inc.	89,261
		248,185
	Textiles, Apparel & Luxury Goods – 0.29%
1,245	Vera Bradley, Inc.*	14,268

	Thrifts & Mortgage Finance – 0.31%
678	TrustCo Bank Corp. NY	5,695
307	Walker & Dunlop, Inc.*	9,643
		15,338

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small Cap Value Fund

Schedule of Investments (Continued)
at January 31, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Tobacco – 0.85%
617	Universal Corp.	$41,956

	Trading Companies & Distributors – 0.18%
435	MRC Global, Inc.*	8,939
	Total Common Stocks (Cost $4,097,526)	4,773,506

	PREFERRED STOCKS – 1.91%
	Electric Utilities – 1.91%
11,841	Companhia Energetica de Minas Gerais – ADR	33,628
5,907	Companhia Paranaense de Energia-Copel – Class B – ADR	60,310
		93,938
	Total Preferred Stocks (Cost $81,226)	93,938
	Total Investments in Securities (Cost $4,178,752) – 98.99%	4,867,444
	Other Assets in Excess of Liabilities – 1.01%	49,818
	Net Assets – 100.00%	$4,917,262

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR – American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments
at January 31, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS – 99.54%
	Aerospace & Defense – 1.99%
3,329	BWX Technologies, Inc.	$138,120
865	Curtiss-Wright Corp.	84,822
460	Huntington Ingalls Industries, Inc.	89,222
		312,164
	Air Freight & Logistics – 0.88%
8,562	Air Transport Services Group, Inc.*	138,105

	Airlines – 0.66%
795	Hawaiian Holdings, Inc.*	40,505
1,794	SkyWest, Inc.	63,508
		104,013
	Auto Components – 5.32%
1,126	Cooper-Standard Holding, Inc.*	118,545
8,311	Horizon Global Corp.*	162,646
1,662	LCI Industries	182,405
14,184	Spartan Motors, Inc.	112,054
5,535	Superior Industries International, Inc.	127,582
1,454	Visteon Corp.*	130,235
		833,467
	Automobiles – 1.32%
2,001	Thor Industries, Inc.	207,104

	Beverages – 0.96%
4,463	Cott Corp.#	47,308
1,357	National Beverage Corp.*	68,108
2,657	Primo Water Corp.*	34,328
		149,744
	Biotechnology – 0.25%
2,735	Vanda Pharmaceuticals, Inc.*	38,700

	Building Materials – 0.34%
336	Lennox International, Inc.	52,688

	Building Products – 1.05%
1,566	Insteel Industries, Inc.	58,005
635	Trex Co., Inc.*	43,009
625	Universal Forest Products, Inc.	63,569
		164,583
	Capital Markets – 1.45%
544	Evercore Partners, Inc. – Class A	42,133
986	MarketAxess Holdings, Inc.	184,629
		226,762
	Chemicals – 5.69%
870	Albemarle Corp.	80,597
1,079	Cabot Corp.	59,744

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at January 31, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Chemicals (Continued)
2,491	Chase Corp.	$219,208
1,125	H.B. Fuller Co.	55,541
1,807	Innospec, Inc.	128,929
945	KMG Chemicals, Inc.	34,833
5,061	OMNOVA Solutions, Inc.*	46,055
391	Quaker Chemical Corp.	50,244
1,364	Sociedad Quimica y Minera de Chile SA – ADR	44,084
429	Stepan Co.	33,509
2,142	Trinseo SA#	138,695
		891,439
	Commercial Banks – 6.34%
1,466	Carolina Financial Corp.	43,907
1,394	Farmers Capital Bank Corp.	51,787
1,562	First Bancorp	45,720
2,420	German American Bancorp, Inc.	116,136
2,235	Heritage Financial Corp.	56,993
1,837	Independent Bank Corp.	38,577
6,026	Lakeland Bancorp, Inc.	111,782
8,937	Macatawa Bank Corp.	91,336
1,847	Mercantile Bank Corp.	59,658
1,201	Preferred Bank	66,547
5,279	Stock Yards Bancorp, Inc.	236,499
2,310	Towne Bank/Portsmouth VA	74,382
		993,324
	Commercial Services & Supplies – 2.95%
624	ABM Industries, Inc.	25,203
1,567	Avery Dennison Corp.	114,422
417	HNI Corp.	21,021
1,055	McGrath RentCorp.	40,385
2,481	Quad Graphics, Inc.	64,977
1,901	Ritchie Bros Auctioneers, Inc.#	61,668
2,041	Viad Corp.	89,498
560	Waste Connections, Inc.#	44,968
		462,142
	Communications Equipment – 3.06%
2,682	Finisar Corp.*	79,307
2,057	InterDigital, Inc.	192,124
662	Ituran Location and Control Ltd.#	18,238
1,005	Lumentum Holdings, Inc.*	38,140
2,422	Ubiquiti Networks, Inc.*	151,133
		478,942
	Computers & Peripherals – 1.00%
4,791	Logitech International S.A.#	137,358
514	NetApp, Inc.	19,696
		157,054

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at January 31, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Construction & Engineering – 3.87%
2,774	Argan, Inc.	$204,582
929	Granite Construction, Inc.	52,145
2,173	Jacobs Engineering Group, Inc.*	127,229
1,727	MasTec, Inc.*	64,331
1,446	MYR Group, Inc.*	55,628
2,876	Quanta Services, Inc.*	103,220
		607,135
	Containers & Packaging – 1.43%
871	AptarGroup, Inc.	63,557
1,809	Bemis Co., Inc.	88,134
642	Greif, Inc. – Class A	36,966
654	Sonoco Products Co.	35,937
		224,594
	Diversified Consumer Services – 1.50%
1,398	Capella Education Co.	119,529
703	ServiceMaster Global Holdings, Inc.*	25,997
1,114	Strayer Education, Inc.*	90,234
		235,760
	Diversified Financial Services – 0.44%
982	Nasdaq, Inc.	69,270

	Diversified Telecommunication Services – 1.11%
1,255	Cogent Communications Holdings, Inc.	52,459
3,169	Consolidated Communications Holdings, Inc.	83,376
1,967	IDT Corp. – Class B	37,766
		173,601
	Electronic Equipment, Instruments & Components – 4.03%
986	Coherent, Inc.*	155,522
6,520	Kemet Corp.*	45,249
6,841	Kimball Electronics, Inc.*	116,981
3,273	LG Display Co. Ltd. – ADR	44,120
947	Littelfuse, Inc.	149,351
1,682	PCM, Inc.*	37,761
5,527	TTM Technologies, Inc.*	81,965
		630,949
	Food & Staples Retailing – 0.21%
288	Casey’s General Stores, Inc.	33,091

	Food Products – 4.11%
965	B&G Foods, Inc.	42,798
3,426	Fresh Del Monte Produce, Inc.#	196,139
1,590	Ingredion, Inc.	203,822
858	Lancaster Colony Corp.	112,441
1,823	Marine Harvest ASA – ADR*	32,212

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at January 31, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Food Products (Continued)
224	Sanderson Farms, Inc.	$20,384
990	Tootsie Roll Industries, Inc.	37,076
		644,872
	Health Care Equipment & Supplies – 4.53%
310	Align Technology, Inc.*	28,424
713	Anika Therapeutics, Inc.*	36,035
1,552	Cutera, Inc.*	28,712
938	DENTSPLY SIRONA, Inc.	53,185
2,608	Exactech, Inc.*	64,287
1,180	IDEXX Laboratories, Inc.*	144,349
3,084	Masimo Corp.*	226,921
765	Teleflex, Inc.	128,313
		710,226
	Health Care Providers & Services – 1.71%
1,544	CorVel Corp.*	59,212
912	HealthEquity, Inc.*	42,180
1,282	Owens & Minor, Inc.	45,998
4,686	Tivity Health, Inc.*	120,196
		267,586
	Health Care Technology – 0.22%
1,918	HMS Holdings Corp.*	34,831

	Hotels, Restaurants & Leisure – 4.13%
369	Domino’s Pizza, Inc.	64,405
5,170	International Game Technology PLC#	136,540
8,146	Intrawest Resorts Holdings, Inc.*	167,889
198	Panera Bread Co. – Class A*	41,394
1,449	Six Flags Entertainment Corp.	86,331
731	Vail Resorts, Inc.	125,396
917	Wingstop, Inc.*	26,107
		648,062
	Household Durables – 2.24%
300	Garmin Ltd.#	14,487
1,821	iRobot Corp.*	110,280
1,787	NACCO Industries, Inc. – Class A	131,791
23	NVR, Inc.*	42,734
1,169	SodaStream International Ltd.*#	51,424
		350,716
	Household Products – 0.62%
188	Spectrum Brands Holdings, Inc.	25,077
681	WD-40 Co.	71,607
		96,684
	Insurance – 5.11%
1,383	AMERISAFE, Inc.	87,198
2,568	Assured Guaranty Ltd.#	99,921

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at January 31, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Insurance (Continued)
1,291	Cincinnati Financial Corp.	$91,119
759	Erie Indemnity Co. – Class A	85,091
3,016	James River Group Holdings Ltd.#	119,584
2,071	Maiden Holdings Ltd.#	36,760
232	National Western Life Group, Inc. – Class A	68,011
4,083	Old Republic International Corp.	84,926
2,800	State National Companies, Inc.	38,528
1,197	Stewart Information Services Corp.	52,285
788	United Fire Group, Inc.	37,194
		800,617
	Internet Software & Services – 1.98%
1,195	Shutterstock, Inc.*	64,291
905	VeriSign, Inc.*	72,590
1,580	Weibo Corp. – ADR*	76,188
1,858	Wix.com Ltd.*#	97,638
		310,707
	IT Services – 4.99%
451	Broadridge Financial Solutions, Inc.	30,005
1,414	Cardtronics PLC – Class A*#	77,176
777	Cass Information Systems, Inc.	51,103
2,602	CSG Systems International, Inc.	125,937
1,107	ExlService Holdings, Inc.*	50,867
3,725	Genpact Ltd.*#	91,933
2,909	ManTech International Corp. – Class A	113,276
2,191	Science Applications International Corp.	178,391
1,134	Sykes Enterprises, Inc.*	31,673
522	Vantiv, Inc. – Class A*	32,489
		782,850
	Life Sciences Tools & Services – 1.12%
374	Bio-Techne Corp.	38,055
4,209	Bruker Corp.	99,880
5,718	Enzo Biochem, Inc.*	38,196
		176,131
	Machinery – 7.16%
431	Altra Industrial Motion Corp.	16,076
1,332	Astec Industries, Inc.	93,213
4,828	Columbus Mckinnon Corp.	132,722
3,281	Douglas Dynamics, Inc.	110,898
801	ESCO Technologies, Inc.	46,618
1,876	Global Brass & Copper Holdings, Inc.	62,189
629	Graco, Inc.	56,352
1,336	John Bean Technologies Corp.	115,364
641	Kadant, Inc.	39,486
1,122	Lydall, Inc.*	68,442
5,430	Mueller Water Products, Inc. – Class A	73,088
2,247	Supreme Industries, Inc. – Class A	41,255

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at January 31, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Machinery (Continued)
2,818	Toro Co.	$166,065
2,033	Xylem, Inc.	100,247
		1,122,015
	Metals & Mining – 1.51%
1,283	Reliance Steel & Aluminum Co.	102,191
3,053	Steel Dynamics, Inc.	103,222
648	Worthington Industries, Inc.	30,968
		236,381
	Oil, Gas & Consumable Fuels – 1.00%
1,595	Rex American Resources Corp.*	132,433
2,311	Transportadora de Gas del Sur SA – Class B – ADR	24,173
		156,606
	Paper & Forest Products – 0.36%
895	Clearwater Paper Corp.*	56,296

	Personal Products – 0.43%
358	Medifast, Inc.	15,097
1,022	Nu Skin Enterprises, Inc. – Class A	53,021
		68,118
	Professional Services – 2.18%
4,870	CBIZ, Inc.*	63,797
1,356	ICF International, Inc.*	70,512
1,377	Insperity, Inc.	98,456
2,732	Kelly Services, Inc. – Class A	61,169
672	WageWorks, Inc.*	48,485
		342,419
	Real Estate Management & Development – 0.39%
543	RE/MAX Holdings, Inc.	30,435
5,633	Xinyuan Real Estate Co. Ltd. – ADR	30,362
		60,797
	Road & Rail – 0.37%
615	Saia, Inc.*	29,551
5,289	Student Transportation, Inc.#	28,984
		58,535
	Semiconductors & Semiconductor Equipment – 4.76%
4,486	Advanced Energy Industries, Inc.*	263,956
9,664	Alpha & Omega Semiconductor Ltd.*#	196,662
700	Cabot Microelectronics Corp.	47,257
2,836	Photronics, Inc.*	32,614
407	Power Integrations, Inc.	28,897
3,193	Rudolph Technologies, Inc.*	73,279
660	Silicon Laboratories, Inc.*	43,032
1,350	Tessera Holding Corp.	61,020
		746,717

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at January 31, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Software – 0.52%
913	Ebix, Inc.	$50,672
787	Trend Micro, Inc. – ADR	30,567
		81,239
	Speciality Retail – 0.58%
1,092	Burlington Stores, Inc.*	91,400

	Thrifts & Mortgage Finance – 2.93%
3,288	Beneficial Bancorp, Inc.	58,691
732	HomeStreet, Inc.*	19,178
2,903	Meta Financial Group, Inc.	255,029
3,714	TrustCo Bank Corp. NY	31,198
2,401	Washington Fed, Inc.	78,873
861	Waterstone Financial, Inc.	15,584
		458,553
	Trading Companies & Distributors – 0.29%
439	MSC Industrial Direct Co., Inc. – Class A	44,844

	Wireless Telecommunication Services – 0.45%
2,575	Shenandoah Telecommunications Co.	70,169
	Total Common Stocks (Cost $13,765,446)	15,602,002

	PREFERRED STOCKS – 0.47%
	Diversified Telecommunication Services – 0.47%
3,155	Nortel Inversora S.A. – Class B – ADR	74,079
	Total Preferred Stocks (Cost $83,744)	74,079
	Total Investments in Securities (Cost $13,849,190) – 100.01%	15,676,081
	Liabilities in Excess of Other Assets – (0.01)%	(1,121)
	Net Assets – 100.00%	$15,674,960

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR – American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

(This Page Intentionally Left Blank.)

O’Shaughnessy Mutual Funds

Statements of Assets and Liabilities
at January 31, 2017 (Unaudited)

	All Cap	Enhanced	Market Leaders
	Core Fund	Dividend Fund	Value Fund
ASSETS
Investments in securities, at value (cost $18,379,607,
$11,250,007 and $17,529,330, respectively)	$22,434,383	$12,618,833	$19,855,610
Cash	154,067	60,918	231,216
Receivables:
Securities sold	1,551,107	—	—
Fund shares issued	11,438	—	107,949
Dividends	17,398	8,419	3,554
Due from Advisor (Note 4)	14,279	3,163	5,055
Dividend tax reclaim	—	76,477	—
Prepaid expenses	10,212	480	18,632
Total assets	24,192,884	12,768,290	20,222,016
LIABILITIES
Payables:
Securities purchased	1,566,751	—	—
Fund shares redeemed	—	139,098	—
Administration fees	8,614	6,102	5,890
Audit fees	33,642	29,104	24,546
Transfer agent fees and expenses	13,642	5,373	3,453
Custody fees	1,668	2,011	5,634
Legal fees	1,478	146	341
Fund accounting fees	8,551	5,649	5,194
Chief Compliance Officer fee	1,538	1,538	1,594
12b-1 distribution fees	18,183	—	—
Shareholder reporting	10,447	7,134	1,334
Trustee fees	194	139	—
Accrued other expenses	4,028	4,381	1,188
Total liabilities	1,668,736	200,675	49,174
NET ASSETS	$22,524,148	$12,567,615	$20,172,842

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Statements of Assets and Liabilities (Continued)
at January 31, 2017 (Unaudited)

	All Cap	Enhanced	Market Leaders
	Core Fund	Dividend Fund	Value Fund
CALCULATION OF NET ASSET VALUE PER SHARE
Class A Shares
Net assets applicable to shares outstanding	$1,819,238	—	—
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	119,451	—	—
Net asset value and redemption price per share	$15.23	—	—
Maximum offering price per share
(Net asset value per share divided by 94.75%)	$16.07	—	—
Class C Shares
Net assets applicable to shares outstanding	$6,222,688	—	—
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	425,054	—	—
Net asset value and offering
price per share (Note 1)	$14.64	—	—
Class I Shares
Net assets applicable to shares outstanding	$14,482,222	$12,567,615	$20,172,842
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	958,694	1,195,290	1,691,510
Net asset value, offering and
redemption price per share	$15.11	$10.51	$11.93

COMPONENTS OF NET ASSETS
Paid-in capital	$11,662,924	$31,658,793	$17,998,812
Accumulated net investment income/(loss)	462,294	(25,730)	(4,127)
Accumulated net realized gain/(loss) on investments	6,344,154	(20,434,298)	(148,123)
Net unrealized appreciation of investments	4,054,776	1,368,850	2,326,280
Net assets	$22,524,148	$12,567,615	$20,172,842

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Statements of Assets and Liabilities (Continued)
at January 31, 2017 (Unaudited)

	Small Cap	Small/Mid Cap
	Value Fund	Growth Fund
ASSETS
Investments in securities, at value
(cost $4,178,752 and $13,849,190, respectively)	$4,867,444	$15,676,081
Cash	117,500	44,174
Receivables:
Fund shares issued	50,000	8,156
Dividends	5,033	3,400
Due from Advisor (Note 4)	12,010	—
Dividend tax reclaim	193	349
Prepaid expenses	17,831	1,003
Total assets	5,070,011	15,733,163
LIABILITIES
Payables:
Securities purchased	102,442	—
Fund shares redeemed	330	3,016
Administration fees	5,802	6,285
Audit fees	24,546	29,117
Transfer agent fees and expenses	3,321	4,053
Due to Advisor (Note 4)	—	363
Custody fees	6,107	3,440
Legal fees	1,076	232
Fund accounting fees	5,087	6,585
Chief Compliance Officer fee	1,594	1,538
Shareholder reporting	1,261	1,860
Trustee fees	—	40
Accrued other expenses	1,183	1,674
Total liabilities	152,749	58,203
NET ASSETS	$4,917,262	$15,674,960

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Statements of Assets and Liabilities (Continued)
at January 31, 2017 (Unaudited)

	Small Cap	Small/Mid Cap
	Value Fund	Growth Fund
CALCULATION OF NET ASSET VALUE PER SHARE
Class I Shares
Net assets applicable to shares outstanding	$4,917,262	$15,674,960
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	384,869	1,039,162
Net asset value, offering and redemption price per share	$12.78	$15.08

COMPONENTS OF NET ASSETS
Paid-in capital	$4,247,621	$14,114,641
Accumulated net investment income	1,485	50,705
Accumulated net realized loss on investments	(20,537)	(317,270)
Net unrealized appreciation of investments	688,693	1,826,884
Net assets	$4,917,262	$15,674,960

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Statements of Operations
For the Six Months Ended January 31, 2017 (Unaudited)

	All Cap	Enhanced	Market Leaders
	Core Fund	Dividend Fund	Value Fund
INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld and issuance
fees of $0, $35,119 and $445, respectively)	$590,173	$259,052	$201,576
Total income	590,173	259,052	201,576
Expenses
Advisory fees (Note 4)	137,791	54,061	47,693
Transfer agent fees and expenses (Note 4)	38,707	11,321	12,852
12b-1 distribution fees – Class A (Note 5)	2,209	—	—
12b-1 distribution fees – Class C (Note 5)	32,789	—	—
Administration fees (Note 4)	25,457	17,940	17,510
Fund accounting fees (Note 4)	25,140	16,409	16,684
Registration fees	20,492	9,423	13,607
Audit fees	11,442	9,904	8,445
Legal fees	6,073	4,171	3,879
Custody fees (Note 4)	5,278	3,849	9,410
Trustee fees	5,213	4,951	5,074
Reports to shareholders	5,179	1,211	1,235
Chief Compliance Officer fee (Note 4)	4,537	4,538	4,508
Miscellaneous expense	4,303	1,907	2,639
Insurance expense	1,407	952	1,151
Total expenses	326,017	140,637	144,687
Advisory fee waiver and
expense reimbursement (Note 4)	(140,701)	(58,298)	(88,323)
Net expenses	185,316	82,339	56,364
Net investment income	404,857	176,713	145,212
REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) on investments	6,316,580	48,751	(144,689)
Net change in unrealized
appreciation on investments	(5,377,991)	1,004,402	1,804,071
Net realized and unrealized
gain on investments	938,589	1,053,153	1,659,382
Net increase in net assets
resulting from operations	$1,343,446	$1,229,866	$1,804,594

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Statements of Operations (Continued)
For the Six Months Ended January 31, 2017 (Unaudited)

	Small Cap	Small/Mid Cap
	Value Fund	Growth Fund
INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld and issuance
fees of $775 and $1,285, respectively)	$60,957	$135,184
Total income	60,957	135,184
Expenses
Advisory fees (Note 4)	15,693	44,882
Transfer agent fees and expenses (Note 4)	8,550	11,524
Administration fees (Note 4)	17,867	18,470
Fund accounting fees (Note 4)	18,036	19,144
Registration fees	12,961	9,385
Audit fees	8,445	9,917
Legal fees	3,860	3,870
Custody fees (Note 4)	14,377	6,236
Trustee fees	5,004	4,914
Reports to shareholders	1,139	1,038
Chief Compliance Officer fee (Note 4)	4,508	4,537
Miscellaneous expense	2,642	2,250
Insurance expense	1,141	894
Total expenses	114,223	137,061
Advisory fee waiver and expense reimbursement (Note 4)	(95,946)	(48,045)
Net expenses	18,277	89,016
Net investment income	42,680	46,168
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	1,307	607,533
Net change in unrealized appreciation on investments	581,271	549,983
Net realized and unrealized gain on investments	582,578	1,157,516
Net increase in net assets resulting from operations	$625,258	$1,203,684

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Statements of Changes in Net Assets

	Six Months Ended
	January 31, 2017	Year Ended
	(Unaudited)	July 31, 2016
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$404,857	$1,164,528
Net realized gain on investments	6,316,580	3,375,306
Net change in unrealized appreciation on investments	(5,377,991)	(5,146,049)
Net increase/(decrease) in net
assets resulting from operations	1,343,446	(606,215)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A Shares	(35,626)	(11,226)
Class C Shares	(83,665)	—
Class I Shares	(347,067)	(584,715)
From net realized gain on investments
Class A Shares	(106,256)	(161,307)
Class C Shares	(362,596)	(714,975)
Class I Shares	(911,576)	(6,090,993)
Total distributions to shareholders	(1,846,786)	(7,563,216)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived
from net change in outstanding shares (a)	(53,185,131)	(34,754,038)
Total decrease in net assets	(53,688,471)	(42,923,469)

NET ASSETS
Beginning of period	76,212,619	119,136,088
End of period	$22,524,148	$76,212,619
Includes accumulated net investment income of	$462,294	$523,795

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Statements of Changes in Net Assets (Continued)

(a)	A summary of share transactions is as follows:

	Six Months Ended
	January 31, 2017	Year Ended
	(Unaudited)	July 31, 2016
Class A Shares
Net proceeds from shares sold	$400,044	$680,949
Distributions reinvested	133,579	151,734
Payment for shares redeemed	(811,581)	(974,380)+
Net decrease in net assets from capital share transactions	$(277,958)	$(141,697)
+ Net of redemption fees of	$—	$3,854

Class C Shares
Net proceeds from shares sold	$411,250	$168,902
Distributions reinvested	443,108	714,975
Payment for shares redeemed	(3,257,551)	(1,707,614)
Net decrease in net assets from capital share transactions	$(2,403,193)	$(823,737)

Class I Shares
Net proceeds from shares sold	$2,674,132	$22,130,745
Distributions reinvested	1,030,986	4,115,424
Payment for shares redeemed	(54,209,098)+	(60,034,773)+
Net decrease in net assets from capital share transactions	$(50,503,980)	$(33,788,604)
+ Net of redemption fees of	$5,581	$8,827
	$(53,185,131)	$(34,754,038)

Class A Shares
Shares sold	26,112	48,198
Shares issued on reinvestment of distributions	8,771	10,428
Shares redeemed	(55,149)	(68,380)
Net decrease in shares outstanding	(20,266)	(9,754)

Class C Shares
Shares sold	27,352	11,790
Shares issued on reinvestment of distributions	30,246	50,744
Shares redeemed	(228,482)	(121,058)
Net decrease in shares outstanding	(170,884)	(58,524)

Class I Shares
Shares sold	181,072	1,535,752
Shares issued on reinvestment of distributions	68,277	284,608
Shares redeemed	(3,732,283)	(4,113,822)
Net decrease in shares outstanding	(3,482,934)	(2,293,462)
	(3,674,084)	(2,361,740)

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Statements of Changes in Net Assets

	Six Months Ended
	January 31, 2017	Year Ended
	(Unaudited)	July 31, 2016
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$176,713	$867,828
Net realized gain/(loss) on investments	48,751	(3,408,262)
Net change in unrealized
appreciation/(depreciation) on investments	1,004,402	1,822,830
Net increase/(decrease) in net assets
resulting from operations	1,229,866	(717,604)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class I Shares	(202,443)	(869,452)
Total distributions to shareholders	(202,443)	(869,452)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived
from net change in outstanding shares (a)	(8,440,056)	(15,925,144)
Total decrease in net assets	(7,412,633)	(17,512,200)

NET ASSETS
Beginning of period	19,980,248	37,492,448
End of period	$12,567,615	$19,980,248
Includes accumulated net investment loss of	$(25,730)	$—

(a) A summary of share transactions is as follows:

Class I Shares
Net proceeds from shares sold	$141,948	$4,559,822
Distributions reinvested	105,108	558,742
Payment for shares redeemed	(8,687,112)+	(21,043,708)+
Net decrease in net assets from capital share transactions	$(8,440,056)	$(15,925,144)
+ Net of redemption fees of	$328	$8,654

Class I Shares
Shares sold	13,926	488,467
Shares issued on reinvestment of distributions	10,385	60,466
Shares redeemed	(854,197)	(2,284,671)
Net decrease in shares outstanding	(829,886)	(1,735,738)

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Market Leaders Value Fund

Statements of Changes in Net Assets

	Six Months Ended	February 26, 2016*
	January 31, 2017	through
	(Unaudited)	July 31, 2016
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$145,212	$55,211
Net realized loss on investments	(144,689)	(3,434)
Net change in unrealized appreciation on investments	1,804,071	522,209
Net increase in net assets resulting from operations	1,804,594	573,986

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class I Shares	(204,550)	—
Total distributions to shareholders	(204,550)	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares (a)	3,289,135	14,709,677
Total increase in net assets	4,889,179	15,283,663

NET ASSETS
Beginning of period	15,283,663	—
End of period	$20,172,842	$15,283,663
Includes accumulated net investment income/(loss) of	$(4,127)	$55,211

(a) A summary of share transactions is as follows:

Class I Shares
Net proceeds from shares sold	$5,790,985	$14,758,199
Distributions reinvested	131,700	—
Payment for shares redeemed	(2,633,550)+	(48,522)+
Net increase in net assets from capital share transactions	$3,289,135	$14,709,677
+ Net of redemption fees of	$183	$835

Class I Shares
Shares sold	509,886	1,410,472
Shares issued on reinvestment of distributions	10,902	—
Shares redeemed	(235,169)	(4,581)
Net increase in shares outstanding	285,619	1,405,891

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small Cap Value Fund

Statements of Changes in Net Assets

	Six Months Ended	February 26, 2016*
	January 31, 2017	through
	(Unaudited)	July 31, 2016
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$42,680	$8,755
Net realized gain/(loss) on investments	1,307	(21,836)
Net change in unrealized appreciation on investments	581,271	107,422
Net increase in net assets resulting from operations	625,258	94,341

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class I Shares	(49,958)	—
Total distributions to shareholders	(49,958)	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares (a)	1,713,466	2,534,155
Total increase in net assets	2,288,766	2,628,496

NET ASSETS
Beginning of period	2,628,496	—
End of period	$4,917,262	$2,628,496
Includes accumulated net investment income of	$1,485	$8,763

(a) A summary of share transactions is as follows:

Class I Shares
Net proceeds from shares sold	$1,837,722	$2,638,869
Distributions reinvested	46,638	—
Payment for shares redeemed	(170,894)+	(104,714)+
Net increase in net assets from capital share transactions	$1,713,466	$2,534,155
+ Net of redemption fees of	$265	$1,833

Class I Shares
Shares sold	154,526	251,039
Shares issued on reinvestment of distributions	3,638	—
Shares redeemed	(14,363)	(9,971)
Net increase in shares outstanding	143,801	241,068

*  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Statements of Changes in Net Assets

	Six Months Ended
	January 31, 2017	Year Ended
	(Unaudited)	July 31, 2016
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$46,168	$50,136
Net realized gain/(loss) on investments	607,533	(66,937)
Net change in unrealized appreciation on investments	549,983	95,797
Net increase in net assets resulting from operations	1,203,684	78,996

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class I Shares	(45,587)	(53,324)
From net realized gain on investments
Class I Shares	—	(917,118)
Total distributions to shareholders	(45,587)	(970,442)

CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived
from net change in outstanding shares (a)	213,499	(2,734,846)
Total increase/(decrease) in net assets	1,371,596	(3,626,292)

NET ASSETS
Beginning of period	14,303,364	17,929,656
End of period	$15,674,960	$14,303,364
Includes accumulated net investment income of	$50,705	$50,124

(a) A summary of share transactions is as follows:

Class I Shares
Net proceeds from shares sold	$978,879	$2,715,739
Distributions reinvested	26,980	641,317
Payment for shares redeemed	(792,360)+	(6,091,902)+
Net increase/(decrease) in net assets
from capital share transactions	$213,499	$(2,734,846)
+ Net of redemption fees of	$24	$200

Class I Shares
Shares sold	68,222	206,755
Shares issued on reinvestment of distributions	1,790	47,260
Shares redeemed	(55,619)	(441,673)
Net increase/(decrease) in shares outstanding	14,393	(187,658)

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Financial Highlights
For a share outstanding throughout the period

Class A Shares
	Six Months
	Ended		Year	Year	Year	Year	Year
	January 31,		Ended	Ended	Ended	Ended	Ended
	2017		July 31,	July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$14.87		$15.91	$17.07	$15.98	$12.78	$12.08

Income from investment operations:
Net investment income†	0.13		0.18	0.17	0.12	0.20	0.12
Net realized and unrealized
gain/(loss) on investments	1.50		(0.01)	1.17	2.35	3.17	0.67
Total from investment operations	1.63		0.17	1.34	2.47	3.37	0.79

Less distributions:
From net investment income	(0.32)		(0.08)	(0.07)	(0.13)	(0.17)	(0.03)
From net realized
gain on investments	(0.95)		(1.16)	(2.43)	(1.25)	—	(0.06)
Total distributions	(1.27)		(1.24)	(2.50)	(1.38)	(0.17)	(0.09)

Redemption fees retained	—		0.03 †	—	—	0.00 †^	0.00 †^

Net asset value, end of period	$15.23		$14.87	$15.91	$17.07	$15.98	$12.78

Total return	10.98	%++	1.45%	8.19%	15.89%	26.74%	6.59%

Ratios/supplemental data:
Net assets, end of period (thousands)	$1,819		$2,077	$2,379	$6,471	$4,204	$3,803

Ratio of expenses to average net assets:
Before fee waiver and expense
reimbursement/recoupment	1.64	%+	1.15%	1.03%	1.01%	1.07%	1.68%
After fee waiver and expense
reimbursement/recoupment	0.85	%+	0.85%	0.93%#	1.23%	1.24%	1.24%

Ratio of net investment income
to average net assets:
Before fee waiver and expense
reimbursement/recoupment	0.89	%+	0.91%	0.93%	0.91%	1.62%	0.52%
After fee waiver and expense
reimbursement/recoupment	1.68	%+	1.21%	1.03%	0.69%	1.45%	0.96%

Portfolio turnover rate	30.91	%++	104.46%	81.23%	71.56%	57.50%	66.71%

+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.
#	Effective January 1, 2015, the Advisor agreed to temporarily lower the net annual operating expense limit to 0.85%.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Financial Highlights
For a share outstanding throughout the period

Class C Shares
	Six Months
	Ended		Year	Year	Year	Year	Year
	January 31,		Ended	Ended	Ended	Ended	Ended
	2017		July 31,	July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$14.30		$15.41	$16.68	$15.67	$12.55	$11.92

Income from investment operations:
Net investment income/(loss)†	0.07		0.07	0.04	(0.01)	0.10	0.03
Net realized and unrealized
gain/(loss) on investments	1.44		(0.02)	1.15	2.31	3.11	0.66
Total from investment operations	1.51		0.05	1.19	2.30	3.21	0.69

Less distributions:
From net investment income	(0.22)		—	(0.03)	(0.04)	(0.09)	(0.00)^
From net realized
gain on investments	(0.95)		(1.16)	(2.43)	(1.25)	—	(0.06)
Total distributions	(1.17)		(1.16)	(2.46)	(1.29)	(0.09)	(0.06)

Redemption fees retained	—		—	—	0.00 †^	0.00 †^	0.00 †^

Net asset value, end of period	$14.64		$14.30	$15.41	$16.68	$15.67	$12.55

Total return	10.57	%++	0.45%	7.40%	15.02%	25.77%	5.86%

Ratios/supplemental data:
Net assets, end of period (thousands)	$6,223		$8,521	$10,082	$10,139	$7,485	$6,673

Ratio of expenses to average net assets:
Before fee waiver and expense
reimbursement/recoupment	2.35	%+	1.90%	1.77%	1.76%	1.82%	2.47%
After fee waiver and expense
reimbursement/recoupment	1.60	%+	1.60%	1.67%#	1.98%	1.99%	1.99%

Ratio of net investment income/(loss)
to average net assets:
Before fee waiver and expense
reimbursement/recoupment	0.17	%+	0.17%	0.14%	0.18%	0.89%	(0.26)%
After fee waiver and expense
reimbursement/recoupment	0.92	%+	0.47%	0.24%	(0.04)%	0.72%	0.22%

Portfolio turnover rate	30.91	%++	104.46%	81.23%	71.56%	57.50%	66.71%

+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.
#	Effective January 1, 2015, the Advisor agreed to temporarily lower the net annual operating expense limit to 1.60%.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Financial Highlights
For a share outstanding throughout the period

Class I Shares
	Six Months
	Ended		Year	Year	Year	Year	Year
	January 31,		Ended	Ended	Ended	Ended	Ended
	2017		July 31,	July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$14.77		$15.84	$17.04	$15.95	$12.77	$12.04

Income from investment operations:
Net investment income†	0.13		0.21	0.20	0.16	0.23	0.15
Net realized and unrealized
gain/(loss) on investments	1.52		(0.01)	1.18	2.35	3.16	0.67
Total from investment operations	1.65		0.20	1.38	2.51	3.39	0.82

Less distributions:
From net investment income	(0.36)		(0.11)	(0.15)	(0.17)	(0.21)	(0.03)
From net realized
gain on investments	(0.95)		(1.16)	(2.43)	(1.25)	—	(0.06)
Total distributions	(1.31)		(1.27)	(2.58)	(1.42)	(0.21)	(0.09)

Redemption fees retained†^	0.00		0.00	0.00	0.00	0.00	0.00

Net asset value, end of period	$15.11		$14.77	$15.84	$17.04	$15.95	$12.77

Total return	11.22	%++	1.46%	8.49%	16.18%	26.93%	6.91%

Ratios/supplemental data:
Net assets, end of period (thousands)	$14,482		$65,615	$106,675	$119,470	$114,220	$52,574

Ratio of expenses to average net assets:
Before fee waiver and expense
reimbursement/recoupment	1.12	%+	0.90%	0.77%	0.76%	0.82%	1.47%
After fee waiver and expense
reimbursement/recoupment	0.60	%+	0.60%	0.67%#	0.98%	0.99%	0.99%

Ratio of net investment income
to average net assets:
Before fee waiver and expense
reimbursement/recoupment	1.20	%+	1.15%	1.15%	1.18%	1.79%	0.74%
After fee waiver and expense
reimbursement/recoupment	1.72	%+	1.45%	1.25%	0.96%	1.62%	1.22%

Portfolio turnover rate	30.91	%++	104.46%	81.23%	71.56%	57.50%	66.71%

+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.
#	Effective January 1, 2015, the Advisor agreed to temporarily lower the net annual operating expense limit to 0.60%.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Financial Highlights
For a share outstanding throughout the period

Class I Shares
	Six Months
	Ended		Year	Year	Year	Year	Year
	January 31,		Ended	Ended	Ended	Ended	Ended
	2017		July 31,	July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.87		$9.97	$13.59	$11.96	$10.70	$11.51

Income from investment operations:
Net investment income†	0.11		0.34	0.38	0.72	0.43	0.47
Net realized and unrealized
gain/(loss) on investments	0.66		(0.10)	(2.78)	1.60	1.21	(0.78)
Total from investment operations	0.77		0.24	(2.40)	2.32	1.64	(0.31)

Less distributions:
From net investment income	(0.13)		(0.34)	(0.44)	(0.68)	(0.38)	(0.42)
From net realized
gain on investments	—		—	(0.78)	(0.01)	—	(0.08)
Total distributions	(0.13)		(0.34)	(1.22)	(0.69)	(0.38)	(0.50)

Redemption fees retained†^	0.00		0.00	0.00	0.00	0.00	0.00

Net asset value, end of period	$10.51		$9.87	$9.97	$13.59	$11.96	$10.70

Total return	7.81	%++	2.74%	-18.11%	19.64%	15.52%	-2.53%

Ratios/supplemental data:
Net assets, end of period (thousands)	$12,568		$19,980	$37,492	$127,799	$72,140	$19,644

Ratio of expenses to average net assets:
Before fee waiver and expense
reimbursement/recoupment	1.69	%+	1.40%	0.94%#	0.87%	1.08%	2.14%
After fee waiver and expense
reimbursement/recoupment	0.99	%+	0.99%	1.02%#	0.99%	0.99%	0.99%

Ratio of net investment income
to average net assets:
Before fee waiver and expense
reimbursement/recoupment	1.42	%+	3.23%	3.34%	5.64%	3.58%	3.25%
After fee waiver and expense
reimbursement/recoupment	2.12	%+	3.64%	3.26%	5.52%	3.67%	4.40%

Portfolio turnover rate	16.19	%++	47.61%	50.89%	45.47%	35.48%	72.95%

+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.
#	Includes expenses of Class A shares and Class C shares which converted to Class I shares on November 28, 2014.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Market Leaders Value Fund

Financial Highlights
For a share outstanding throughout the period

Class I Shares
	Six Months Ended		February 26, 2016*
	January 31, 2017		to
	(Unaudited)		July 31, 2016
Net asset value, beginning of period	$10.87		$10.00

Income from investment operations:
Net investment income†	0.10		0.08
Net realized and unrealized gain on investments	1.08		0.79
Total from investment operations	1.18		0.87

Less distributions:
From net investment income	(0.12)		—
Total distributions	(0.12)		—

Redemption fees retained†^	0.00		0.00

Net asset value, end of period	$11.93		$10.87

Total return	10.89	%++	8.70	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$20,173		$15,284

Ratio of expenses to average net assets:
Before fee waiver and expense reimbursement	1.67	%+	2.98	%+
After fee waiver and expense reimbursement	0.65	%+	0.65	%+

Ratio of net investment income/(loss) to average net assets:
Before fee waiver and expense reimbursement	0.66	%+	(0.63	)%+
After fee waiver and expense reimbursement	1.68	%+	1.70	%+

Portfolio turnover rate	25.26	%++	2.32	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small Cap Value Fund

Financial Highlights
For a share outstanding throughout the period

Class I Shares
	Six Months Ended		February 26, 2016*
	January 31, 2017		to
	(Unaudited)		July 31, 2016
Net asset value, beginning of period	$10.90		$10.00

Income from investment operations:
Net investment income†	0.14		0.05
Net realized and unrealized gain on investments	1.89		0.84
Total from investment operations	2.03		0.89

Less distributions:
From net investment income	(0.15)		—
Total distributions	(0.15)		—

Redemption fees retained	0.00	†^	0.01	†

Net asset value, end of period	$12.78		$10.90

Total return	18.49	%++	9.00	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$4,917		$2,628

Ratio of expenses to average net assets:
Before expense reimbursement	6.19	%+	10.64	%+
After expense reimbursement	0.99	%+	0.99	%+

Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	(2.89	)%+	(8.57	)%+
After expense reimbursement	2.31	%+	1.08	%+

Portfolio turnover rate	19.16	%++	19.10	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Financial Highlights
For a share outstanding throughout the period

Class I Shares
	Six Months
	Ended		Year	Year	Year	Year	Year
	January 31,		Ended	Ended	Ended	Ended	Ended
	2017		July 31,	July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$13.96		$14.79	$15.54	$16.18	$12.24	$12.94

Income from investment operations:
Net investment income†	0.04		0.05	0.09	0.00 ^	0.04	0.01
Net realized and unrealized
gain/(loss) on investments	1.12		0.05	1.11	1.76	3.95	(0.71)
Total from investment operations	1.16		0.10	1.20	1.76	3.99	(0.70)

Less distributions:
From net investment income	(0.04)		(0.05)	—	—	(0.05)	—
From net realized
gain on investments	—		(0.88)	(1.95)	(2.40)	—	—
Total distributions	(0.04)		(0.93)	(1.95)	(2.40)	(0.05)	—

Redemption fees retained	0.00	†^	0.00 †^	0.00 †^	—	0.00 †^	0.00 †^

Net asset value, end of period	$15.08		$13.96	$14.79	$15.54	$16.18	$12.24

Total return	8.34	%++	0.87%	8.54%	10.83%	32.75%	-5.41%

Ratios/supplemental data:
Net assets, end of period (thousands)	$15,675		$14,303	$17,930	$7,516	$6,915	$5,243

Ratio of expenses to average net assets:
Before fee waiver and
expense reimbursement	1.83	%+	1.83%	1.95%#	2.54%	2.90%	3.98%
After fee waiver and
expense reimbursement	1.19	%+	1.19%	1.19%#	1.19%	1.19%	1.19%

Ratio of net investment income/(loss)
to average net assets:
Before fee waiver and
expense reimbursement	(0.03	)%+	(0.30)%	(0.15)%	(1.34)%	(1.42)%	(2.72)%
After fee waiver and
expense reimbursement	0.61	%+	0.34%	0.61%	0.01%	0.29%	0.07%

Portfolio turnover rate	45.56	%++	90.41%	83.71%	98.91%	93.42%	110.38%

+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.
#	Includes expenses of Class A shares and Class C shares which converted to Class I shares on November 28, 2014.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Notes to Financial Statements
at January 31, 2017 (Unaudited)

NOTE 1 – ORGANIZATION

The O’Shaughnessy All Cap Core Fund (the “All Cap Core Fund”), the O’Shaughnessy Enhanced Dividend Fund (the “Enhanced Dividend Fund”), the O’Shaughnessy Market Leaders Value Fund (the “Market Leaders Value Fund”), the O’Shaughnessy Small Cap Value Fund (the “Small Cap Value Fund”) and the O’Shaughnessy Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”) (together, the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The All Cap Core Fund, Enhanced Dividend Fund and Small/Mid Cap Growth Fund, which are each diversified funds, began operations on August 16, 2010. The Market Leaders Value Fund and Small Cap Value Fund, which are each diversified funds, began operations on February 26, 2016. The investment objectives of the All Cap Core, Market Leaders Value, Small Cap Value and Small/Mid Cap Growth Funds are to seek long-term capital appreciation and the investment objective of the Enhanced Dividend Fund is to seek long-term capital appreciation and income.

The All Cap Core Fund currently offers Class A shares, Class C shares and Class I shares. The Enhanced Dividend Fund, Market Leaders Value Fund, Small Cap Value Fund and the Small/Mid Cap Growth Fund currently offer only Class I shares.

Class A shares may be subject to a 5.25% front-end sales load.  Class A shares do not have a contingent deferred sales charge (“CDSC”) except that a charge of 1.00% applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge.  Class C shares may be subject to a CDSC of 1.00% on redemptions held for one year or less after purchase.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.
B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on the All Cap Core Fund’s, Enhanced Dividend Fund’s and Small/Mid Cap Growth Fund’s returns filed for open tax years 2014-2016, or on the Market Leaders Value Fund’s and Small Cap Value Fund’s returns filed for open tax year 2016, or expected to be taken in the Funds’ 2017 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

The All Cap Core Fund, Market Leaders Value Fund, Small Cap Value Fund and Small/Mid Cap Growth Fund distribute substantially all net investment income, if any, and net realized gains, if any, annually.  The Enhanced Dividend Fund distributes substantially all net investment income, if any, monthly, and net realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  The amount of dividends

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2017 (Unaudited)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (Continued)

and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of a Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody, and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.	Redemption Fee: The Funds charge a 2.00% redemption fee to shareholders who redeem shares held 90 days or less. Such fees are retained by the Funds and accounted for as an addition to paid-in capital.
During the six months ended January 31, 2017, the Funds retained redemption fees as follows:

	Class A	Class C	Class I
All Cap Core Fund	$—	$—	$5,581
Enhanced Dividend Fund	N/A	N/A	328
Market Leaders Value Fund	N/A	N/A	183
Small Cap Value Fund	N/A	N/A	265
Small/Mid Cap Growth Fund	N/A	N/A	24

G.
REITs: The Funds may invest in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Funds intend to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

H.
New Accounting Pronouncement:  In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

I.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of January 31, 2017, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2017 (Unaudited)

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities: The Funds’ investments are carried at fair value. Equity securities, including common stocks and preferred stocks, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2017 (Unaudited)

NOTE 3 – SECURITIES VALUATION (Continued)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of January 31, 2017:

All Cap Core Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$4,069,239	$—	$—	$4,069,239
Consumer Staples	1,327,804	—	—	1,327,804
Energy	800,254	—	—	800,254
Financials	3,846,939	—	—	3,846,939
Health Care	1,257,701	—	—	1,257,701
Industrials	6,131,461	—	—	6,131,461
Information Technology	3,166,397	—	—	3,166,397
Materials	1,286,315	—	—	1,286,315
Telecommunication Services	500,053	—	—	500,053
Utilities	48,220	—	—	48,220
Total Common Stocks	22,434,383	—	—	22,434,383
Total Investments in Securities	$22,434,383	$—	$—	$22,434,383

Enhanced Dividend Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,133,648	$—	$—	$1,133,648
Consumer Staples	421,450	—	—	421,450
Energy	2,159,358	—	—	2,159,358
Financials	2,197,292	—	—	2,197,292
Health Care	714,656	—	—	714,656
Industrials	1,482,291	—	—	1,482,291
Information Technology	1,554,330	—	—	1,554,330
Materials	2,029,389	—	—	2,029,389
Telecommunication Services	926,419	—	—	926,419
Total Common Stocks	12,618,833	—	—	12,618,833
Total Investments in Securities	$12,618,833	$—	$—	$12,618,833

Market Leaders Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$5,078,864	$—	$—	$5,078,864
Consumer Staples	501,289	—	—	501,289
Energy	1,286,315	—	—	1,286,315
Financials	3,333,111	—	—	3,333,111
Health Care	682,844	—	—	682,844
Industrials	4,372,764	—	—	4,372,764
Information Technology	2,966,561	—	—	2,966,561
Materials	1,101,870	—	—	1,101,870
Telecommunication Services	531,992	—	—	531,992
Total Common Stocks	19,855,610	—	—	19,855,610
Total Investments in Securities	$19,855,610	$—	$—	$19,855,610

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2017 (Unaudited)

NOTE 3 – SECURITIES VALUATION (Continued)

Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$451,620	$—	$—	$451,620
Consumer Staples	98,955	—	—	98,955
Energy	256,943	—	—	256,943
Financials	1,915,914	—	—	1,915,914
Health Care	171,553	—	—	171,553
Industrials	750,161	—	—	750,161
Information Technology	552,122	—	—	552,122
Materials	285,753	—	—	285,753
Real Estate	83,213	—	—	83,213
Utilities	207,272	—	—	207,272
Total Common Stocks	4,773,506	—	—	4,773,506
Preferred Stocks
Utilities	93,938	—	—	93,938
Total Preferred Stocks	93,938	—	—	93,938
Total Investments in Securities	$4,867,444	$—	$—	$4,867,444

Small/Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,366,509	$—	$—	$2,366,509
Consumer Staples	992,509	—	—	992,509
Energy	156,606	—	—	156,606
Financials	2,548,526	—	—	2,548,526
Health Care	1,227,474	—	—	1,227,474
Industrials	3,294,221	—	—	3,294,221
Information Technology	3,188,458	—	—	3,188,458
Materials	1,523,132	—	—	1,523,132
Real Estate	60,797	—	—	60,797
Telecommunication Services	243,770	—	—	243,770
Total Common Stocks	15,602,002	—	—	15,602,002
Preferred Stocks
Telecommunication Services	74,079	—	—	74,079
Total Preferred Stocks	74,079	—	—	74,079
Total Investments in Securities	$15,676,081	$—	$—	$15,676,081

Refer to the Funds’ schedules of investments for a detailed break-out of common stocks and preferred stocks by industry classification. Transfers between levels are recognized at January 31, 2017, the end of the reporting period. The Funds recognized no transfers to/from level 1 or level 2.  There were no level 3 securities held in the Funds during the six months ended January 31, 2017.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended January 31, 2017, O’Shaughnessy Asset Management, LLC (the “Advisor”) provided the Funds with investment management services under an investment advisory agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly. The All Cap Core Fund, Enhanced Dividend Fund and Small/Mid Cap Growth Fund pay fees calculated at an annual rate of 0.55%, 0.65% and 0.60%, respectively, based upon the average daily net assets of each Fund.  For the Market

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2017 (Unaudited)

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

Leaders Value Fund, the fees are calculated at an annual rate of 0.55% of average daily net assets for the first $25 million of assets, 0.45% of the Fund’s average daily net assets for the next $75 million of assets, and 0.35% of the Fund’s average daily net assets in excess of $100 million.  For the Small Cap Value Fund, the fees are calculated at an annual rate of 0.85% of average daily net assets for the first $25 million of assets, 0.75% of the Fund’s average daily net assets for the next $75 million of assets, and 0.60% of the Fund’s average daily net assets in excess of $100 million.  For the six months ended January 31, 2017, the All Cap Core Fund, Enhanced Dividend Fund, Market Leaders Value Fund, Small Cap Value Fund and Small/Mid Cap Growth Fund incurred $137,791, $54,061, $47,693, $15,693 and $44,882 in advisory fees, respectively.

Each Fund is responsible for its own operating expenses. The Advisor has agreed to temporarily reduce, through at least November 27, 2017, fees payable to it by the All Cap Core Fund, the Market Leaders Value Fund and the Small Cap Value Fund and to pay Fund operating expenses (excluding acquired fund fees and expenses, taxes, interest expense and extraordinary expenses) to the extent necessary to limit the Funds’ aggregate annual operating expenses as follows:

	Class A	Class C	Class I
All Cap Core Fund	0.85%	1.60%	0.60%
Market Leaders Value Fund	—	—	0.65%
Small Cap Value Fund	—	—	0.99%

	percent of average daily net assets

The Advisor has contractually agreed to reduce fees payable to it by the Enhanced Dividend Fund and the Small/Mid Cap Growth Fund and to pay Fund operating expenses (excluding acquired fund fees and expenses, taxes, interest expense and extraordinary expenses) to the extent necessary to limit the Funds’ aggregate annual operating expenses to as follows:

Class I
Enhanced Dividend Fund	0.99%
Small/Mid Cap Growth Fund	1.19%

percent of average daily net assets

Any such reduction made by the Advisor in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Funds’ expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses. For the six months ended January 31, 2017, the Advisor reduced its fees and/or made expense payments in the amount of $140,701, $58,298, $88,323, $95,946 and $48,045 for the All Cap Core Fund, Enhanced Dividend Fund, Market Leaders Value Fund, Small Cap Value Fund and the Small/Mid Cap Growth Fund, respectively.

The Advisor is not able to recoup the fees waived of $140,701, $88,323 and $95,946 in the All Cap Core Fund, Market Leaders Value Fund and Small Cap Value Fund, respectively, which are subject to the temporary expense limitation.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	2017	2018	2019	2020	Total
Enhanced Dividend Fund	$—	$—	$98,030	$58,298	$156,328
Small/Mid Cap Growth Fund	146,530	110,505	93,949	48,045	399,029

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2017 (Unaudited)

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an administration agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Transfer Agent”) also serves as the fund accountant and transfer agent to the Funds. U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are also employees of the Administrator. The Trust’s Chief Compliance Officer is also an employee of USBFS.  A Trustee of the Trust is affiliated with USBFS and U.S. Bank N.A.  This same Trustee is an interested person of the Distributor.

For the six months ended January 31, 2017, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

		Enhanced	Market	Small	Small/Mid
	All Cap	Dividend	Leaders	Cap Value	Cap Growth
	Core Fund	Fund	Value Fund	Fund	Fund
Administration	$25,457	$17,940	$17,510	$17,867	$18,470
Fund Accounting	25,140	16,409	16,684	18,036	19,144
Transfer Agency
(excludes out-of-pocket expenses)	31,014	9,275	11,665	7,821	9,561
Chief Compliance Officer	4,537	4,538	4,508	4,508	4,537
Custody	5,278	3,849	9,410	14,377	6,236

At January 31, 2017, the Funds had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

		Enhanced	Market	Small	Small/Mid
	All Cap	Dividend	Leaders	Cap Value	Cap Growth
	Core Fund	Fund	Value Fund	Fund	Fund
Administration	$8,614	$6,102	$5,890	$5,802	$6,285
Fund Accounting	8,551	5,649	5,194	5,087	6,585
Transfer Agency
(excludes out-of-pocket expenses)	9,919	4,102	2,779	2,399	3,164
Chief Compliance Officer	1,538	1,538	1,594	1,594	1,538
Custody	1,668	2,011	5,634	6,107	3,440

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The All Cap Core Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the All Cap Core Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the All Cap Core Fund’s Class A shares and up to 1.00% of the All Cap Core Fund’s Class C shares. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the six months ended January 31, 2017, the All Cap Core Fund paid the Distributor $2,209 and $32,789 for Class A and Class C shares, respectively.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2017 (Unaudited)

NOTE 6 – SHAREHOLDER SERVICING FEE

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Funds may pay servicing fees at an annual rate of 0.15% of the average daily net assets of each class. Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the six months ended January 31, 2017, the All Cap Core Fund, Enhanced Dividend Fund, Market Leaders Value Fund, Small Cap Value Fund and Small/Mid Cap Growth Fund did not accrue shareholder servicing fees.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the six months ended January 31, 2017, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Cost of Purchases	Proceeds from Sales
All Cap Core Fund	$15,940,174	$69,075,558
Enhanced Dividend Fund	2,583,512	10,676,711
Market Leaders Value Fund	7,282,388	4,336,909
Small Cap Value Fund	2,496,997	690,126
Small/Mid Cap Growth Fund	7,054,259	6,701,406

NOTE 8 – LINES OF CREDIT

The All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth Fund have lines of credit in the amount of $3,500,000, $2,000,000, and $1,000,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  During the six months ended January 31, 2017, the Funds did not draw upon their lines of credit.

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended January 31, 2017 and the year ended July 31, 2016 was as follows:

All Cap Core Fund
	January 31, 2017	July 31, 2016
Ordinary Income	$466,358	$595,941
Long-term Capital Gains	1,380,428	6,967,275

Enhanced Dividend Fund
	January 31, 2017	July 31, 2016
Ordinary Income	$202,443	$869,452

Market Leaders Value Fund
	January 31, 2017	July 31, 2016
Ordinary Income	$204,550	$—

Small Cap Value Fund
	January 31, 2017	July 31, 2016
Ordinary Income	$49,958	$—

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2017 (Unaudited)

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (Continued)

Small/Mid Cap Growth Fund
	January 31, 2017	July 31, 2016
Ordinary Income	$45,587	$53,324
Long-term Capital Gains	—	917,118

As of July 31, 2016, the Funds’ most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	All Cap Core	Enhanced	Market Leaders
	Fund	Dividend Fund	Value Fund
Cost of investments (a)	$65,331,323	$19,345,304	$14,740,056
Gross tax unrealized appreciation	9,765,058	1,418,504	782,464
Gross tax unrealized depreciation	(464,757)	(1,098,086)	(262,611)
Net tax unrealized appreciation/(depreciation) (a)	9,300,301	(320,418)	519,853
Undistributed ordinary income	523,795	—	55,211
Undistributed long-term capital gain	1,540,468	—	—
Total distributable earnings	2,084,263	—	55,211
Other accumulated gains/(losses)	—	(20,439,019)	(1,078)
Total accumulated earnings/(losses)	$11,364,564	$(20,118,601)	$573,986

		Small Cap	Small/Mid Cap
		Value Fund	Growth Fund
Cost of investments (a)		$2,373,660	$12,889,988
Gross tax unrealized appreciation		194,284	1,559,389
Gross tax unrealized depreciation		(89,972)	(282,488)
Net tax unrealized appreciation (a)		104,312	1,276,901
Undistributed ordinary income		9,351	50,124
Undistributed long-term capital gain		—	—
Total distributable earnings		9,351	50,124
Other accumulated gains/(losses)		(19,322)	(924,803)
Total accumulated earnings/(losses)		$94,341	$402,222

(a)	The differences between the book basis and tax basis net unrealized appreciation/(depreciation) and cost are attributable primarily to the tax deferral of losses on wash sales adjustments.

At July 31, 2016, the Funds had capital loss carryforwards as follows:

	Short-Term	Long-Term
	Capital Loss	Capital Loss
	Carryover	Carryover
O’Shaughnessy Enhanced Dividend Fund	$16,586,195	$1,759,132
O’Shaughnessy Market Leaders Value Fund	1,078	—
O’Shaughnessy Small Cap Value Fund	19,322	—
O’Shaughnessy Small/Mid Cap Growth Fund	924,803	—

These capital losses may be carried forward indefinitely to offset future gains.

At July 31, 2016, the Enhanced Dividend Fund deferred, on a tax basis, post-October losses of $2,093,692.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2017 (Unaudited)

NOTE 10 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

•
Sector Risk. To the extent a Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

•
Foreign Securities Risk. The risks of investing in the securities of foreign issuers, including emerging market issuers and depositary receipts, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues. These risks are greater in emerging markets.

•
Small- and Medium-Sized Companies Risk. Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people. The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

•
REITs and Foreign Real Estate Company Risk. Investing in REITs and foreign real estate companies makes a Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general, as well as tax compliance risks, and may involve duplication of management fees and other expenses. REITs and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

•	Emerging Markets Risk. There is an increased risk of price volatility associated with emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
•
Frontier Markets Risk. There is an additional increased risk of price volatility associated with frontier market countries (pre-emerging markets), which may be further magnified by currency fluctuations relative to the U.S. dollar. Frontier market countries generally have smaller economies or less developed capital markets than in more advanced emerging markets and, as a result, the risks of investing in emerging market countries may be magnified in frontier market countries.

•
Depositary Receipt Risk. The Fund’s equity investments may take the form of sponsored or unsponsored depositary receipts. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

•
Value Style Investing Risk. At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles. Value stocks may be purchased based upon the belief that a given security may be out of favor; that belief may be misplaced or the security may stay out of favor for an extended period of time.

O’Shaughnessy Mutual Funds

Approval of Investment Advisory Agreement
(Unaudited)

The following investment advisory agreement approval disclosure pertains only to the All Cap Core Fund, the Enhanced Dividend Fund and the Small/Mid Cap Growth Fund.  For the investment advisory agreement approval disclosure that pertains to the Market Leaders Value Fund and the Small Cap Value Fund, please refer to the Funds’ semi-annual report dated January 31, 2016.

At a meeting held on December 7-8, 2016, the Board (which is comprised of five persons, four of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and O’Shaughnessy Asset Management, LLC (the “Advisor”) for another annual term for the O’Shaughnessy All Cap Core Fund, O’Shaughnessy Enhanced Dividend Fund, and the O’Shaughnessy Small/Mid Cap Growth Fund (collectively, the “Funds”).  At this meeting, and at a prior meeting held on October 11-12, 2016, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services provided by the Advisor to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Advisor’s overall services provided to the Funds as well as its responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer, the Advisor’s compliance record, and the Advisor’s disaster recovery/business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor to discuss Fund performance and investment outlook as well as various marketing and compliance topics, including the Advisor’s risk management process.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods, and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of each Fund as of June 30, 2016 on both an absolute basis and in comparison to its peer funds utilizing Lipper and Morningstar classifications and appropriate securities benchmarks.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  When reviewing each Fund’s performance against its comparative peer group universe, the Board took into account that the investment objectives and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe.  In considering each Fund’s performance, the Trustees placed greater emphasis on performance against peers as opposed to the unmanaged benchmark indices.

O’Shaughnessy All Cap Core Fund: The Board noted that the O’Shaughnessy All Cap Core Fund’s performance, with regard to its Lipper comparative universe, was above its peer group median for all relevant periods.

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was below its peer group median for all relevant periods.

The Board also considered the Fund’s outperformance compared to the Advisor’s similarly managed accounts and considered the reasons for that outperformance.  The Board noted that the Advisor represented that differences in performance between the Fund and the composite of similarly managed accounts are due to a limitation on the number of holdings for similarly managed accounts (no more than 100), which does not apply to the Fund.  The Board also reviewed the performance of the Fund against broad-based securities market benchmarks.

O’Shaughnessy Mutual Funds

Approval of Investment Advisory Agreement (Continued)
(Unaudited)

O’Shaughnessy Enhanced Dividend Fund: The Board noted that the O’Shaughnessy Enhanced Dividend Fund’s performance, with regard to its Lipper comparative universe, was above its peer group median for the one-year period and below its peer group median for the three-year, five-year and since inception periods.

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median for the one-year period and below its peer group median for the three-year, five-year and since inception periods.

The Board also considered the Fund’s outperformance compared to the Advisor’s similarly managed accounts and considered the reasons for that outperformance.  The Board noted that the Advisor represented that differences in performance between the Fund and the composite of similarly managed accounts are due to an industry allocation limitation for the Fund (no more than 25%), which does not apply to the similarly managed accounts.  The Board also reviewed the performance of the Fund against broad-based securities market benchmarks.

O’Shaughnessy Small/Mid Cap Growth Fund: The Board noted that the O’Shaughnessy Small/Mid Cap Growth Fund’s performance, with regard to its Lipper comparative universe, was above its peer group median for the one-year period and below its peer group median for the three-year, five-year and since inception periods.

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median for the one-year period and below its peer group median for the three-year, five-year and since inception periods.

The Board also considered the Fund’s outperformance compared to the Advisor’s similarly managed accounts and considered the reasons for that outperformance.  The Board noted that the Advisor represented that differences in performance between the Fund and the composite of similarly managed accounts are due to a limitation on the number of holdings for similarly managed accounts (no more than 100), which does not apply to the Fund.  The Board also reviewed the performance of the Fund against a broad-based securities market benchmark.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the peer funds and the Advisor’s similarly managed separate accounts for other types of clients, as well as all expense waivers and reimbursements.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.  The Board found that the fees charged to the Funds were either lower or the same as the fees charged by the Advisor to its similarly managed separate account clients.

O’Shaughnessy All Cap Core Fund: The Board noted that the Advisor had contractually agreed to maintain an expense limitation for the Fund of 1.24% for the Class A shares, 1.99% for the Class C shares and 0.99% for the Class I shares (respectively, the “Expense Caps”).  The Board also noted that throughout the period, the Advisor had voluntarily agreed to maintain an expense limitation for the Fund of 0.85% for the Class A shares, 1.60% for the Class C shares and 0.60% for the Class I shares. The Board noted that the Fund’s total expense ratio from the voluntary expense limitation was below the peer group median and peer group average for Class I and Class A and above the peer group median and average for Class C.  Additionally, the Board considered that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the total expense ratios for the Class I and Class A shares were below the average, and the total expense ratio for the Class C shares was above the average, of this segment of its peer group.  The Board also noted that the Fund’s contractual advisory fee was below its peer group median and average as well as below the average of the Fund’s peer group when adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Caps, the contractual advisory fees received by the Advisor from the Fund during the most recent fiscal period were below the peer group median and average.  The Board also took into consideration the services the Advisor provided to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were lower or the same as the fees charged to the Advisor’s similarly managed account clients.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

O’Shaughnessy Mutual Funds

Approval of Investment Advisory Agreement (Continued)
(Unaudited)

O’Shaughnessy Enhanced Dividend Fund: The Board noted that the Advisor had contractually agreed to maintain an expense limitation for the Fund of 0.99% for the Class I shares (the “Expense Cap”).  The Board noted that the Fund’s total expense ratio was below its peer group median and average for Class I shares, as well as the average of the Fund’s peer group when adjusted to include only funds with similar asset sizes.  The Board also noted that the Fund’s contractual advisory fee was below its peer group median and average as well as below the average of its peer group when adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Cap, the contractual advisory fees received by the Advisor from the Fund during the most recent fiscal period were below the peer group median and average.  The Board also took into consideration the services the Advisor provided to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were  lower or the same as the fees charged to the Advisor’s similarly managed account clients.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

O’Shaughnessy Small/Mid Cap Growth Fund: The Board noted that the Advisor had contractually agreed to maintain an expense limitation for the Fund of 1.19% for the Class I shares (the “Expense Cap”).  The Board noted that the Fund’s total expense ratio was below its peer group median and average for Class I shares.  Additionally, the Board considered that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the total expense ratio for the Class I shares was below the average of this segment of its peer group.  The Board also noted that the Fund’s contractual advisory fee was below its peer group median and average as well as below the average of its peer group when adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Cap, the contractual advisory fees received by the Advisor from the Fund during the most recent fiscal period were below the peer group median and average.  The Board also took into consideration the services the Advisor provided to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were lower or the same as the fees charged to the Advisor’s similarly managed account clients.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders.  In this regard, the Board noted that the Advisor contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the specified Expense Caps.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds, such as benefits received in the form of Rule 12b-1 fees received from the Funds which are used to pay custodial platform costs.  The Board also considered that the Funds do not utilize “soft dollar” benefits that may be received by the Advisor in exchange for Fund brokerage.  The Board considered the profitability to the Advisor from its relationship with the Funds and considered any additional benefits derived by the Advisor from its relationship with the Funds.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the O’Shaughnessy All Cap Core Fund, the O’Shaughnessy Enhanced Dividend Fund and the O’Shaughnessy Small/Mid Cap Growth Fund, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the Funds would be in the best interests of the Funds and their shareholders.

O’Shaughnessy Mutual Funds

Notice to Shareholders
at January 31, 2017 (Unaudited)

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-291-7827 or on the U.S. Securities and Exchange Commission’s (SEC’s) website at http://www.sec.gov.

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING RECORDS FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2016

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2016 is available without charge, upon request, by calling 1-877-291-7827.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

QUARTERLY FILINGS ON FORM N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-877-291-7827.

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-291-7827 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

(This Page Intentionally Left Blank.)

O’Shaughnessy Mutual Funds

Privacy Notice

The Funds collect non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Advisor
O’Shaughnessy Asset Management, LLC
6 Suburban Avenue
Stamford, Connecticut 06901

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus, please call 1-877-291-7827.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date  4/6/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date  4/6/17

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date  4/6/17

* Print the name and title of each signing officer under his or her signature